AXP(R)
    S&P 500 Index
               Fund

AXP(R)
    Mid Cap Index
              Fund

2003 ANNUAL REPORT
(Prospectus Enclosed)
JAN. 31, 2003


(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Mutual Funds Can Work for You

For more than six decades, American Express(R) Funds has provided investors with attractive investment opportunities. Several of our funds helped pioneer the mutual fund industry in the 1940s. Today, with 58 publicly offered funds and nearly $64 billion* in assets, American Express Funds ranks among the largest U.S. fund families. American Express Financial Corporation, the investment manager for American Express Funds, has more than 100 years of experience as a financial services provider -- a claim few other financial firms can make. With investment management offices in Minneapolis, Boston, New York, San Diego, London, Tokyo and Singapore, we strive to provide our shareholders with the high-quality service American Express is known for worldwide.

At American Express Funds, we're focused on your success. Our investment managers have the strength and experience that you can count on to help you achieve your financial goals -- now and into the future.

* As of December 2002.

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Table of Contents

From the Chairman                                            3

Economic and Market Update                                   4

Fund Snapshot                                                6

Questions & Answers
     with Portfolio Management                               8

The Fund's Long-term Performance                            12

Investments in Securities                                   14

Financial Statements                                        29

Notes to Financial Statements                               32

Independent Auditors' Report                                44

Federal Income Tax Information                              45

Board Members and Officers                                  47

Results of Meeting of Shareholders                          50

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2   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT
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From the Chairman

(photo of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

Dear Shareholders,

The recent proposed Bush economic stimulus package and potential conflicts around the globe are capturing headlines. Negative investment returns persisted in 2002 and the investing public also had their confidence in the integrity of corporations shaken. While the scandals appear to be largely behind us, the recent past offers lessons on investing and on governance, which I would like to discuss with you.

First, and importantly, we have learned that diversification is not just a concept but a key tactic investors can use to help preserve assets. We would encourage you to work closely with your financial advisor to build a diversified portfolio designed to match your current thoughts about risk and reward.

A second lesson of 2002 is that we must have enhanced oversight of corporations to ensure their financial statements are accurate, their officers act in the interest of shareholders and their directors are truly independent. The Sarbanes-Oxley Act passed by Congress in August, is already having an impact in these areas.

The American Express Funds Board is an independent body comprised of nine members who are nominated by the independent directors. American Express Financial Corporation is represented by three board members, however, they do not play a role on the nominating committee.

In addition, the Funds auditors, KPMG LLP, are independent of American Express Financial Corporation. KPMG serves the interest of shareholders by supporting the work of the Board and certifying unbiased financial reports.

Further, the Board has confidence in Ted Truscott, American Express Financial Corporation's Chief Investment Officer, and shares his enthusiasm in the management changes he has effected to improve the investment performance of all American Express funds. The focus of the Board and American Express Financial Corporation is simple; we strive for consistent, competitive investment performance.

On behalf of the Board,

Arne H. Carlson

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3   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Economic and Market Update
                  FROM CIO WILLIAM F. "TED" TRUSCOTT

(photo of) William F. "Ted" Truscott
William F. "Ted" Truscott
Chief Investment Officer
American Express
Financial Corporation

Dear Shareholders,

In spite of a mostly positive fourth quarter*, 2002 proved to be an extraordinarily challenging year for investors, with the benchmark stock indices -- the Dow, the Nasdaq and the S&P 500 -- all registering percentage losses well into the double digits.

While there were technical factors that put a damper on market performance last year, most notably, P/E ratios that are surprisingly high after three years of a bear market, it was corporate governance issues that fostered a general atmosphere of mistrust. The collapse of several large, high profile companies due to outright fraud and malfeasance has been -- and ought to be -- outrageous to the investing public. The magnitude of this wrongdoing is still shocking months after the fact. When many economic factors should have been giving investors reason for optimism, the steady drip of news about these companies sapped overall confidence.

I believe there is ample evidence that conditions are not as bad as the markets seem to think. While corporate earnings have been weak, the economy grew at the respectable rate of about 3% last year, compared to 0.1% in 2001. A portion of the softness in earnings can be attributed to excess capacity added in the late `90s.

KEY POINTS

-- If you are rebalancing your portfolio, we encourage moderate changes from stocks to bonds.

--   Interest rates are the lowest they have been in 40 years.

-- There is ample evidence that conditions are not as bad as the markets seem to think.

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4   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT
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Economic and Market Update

Interest rates are another bright spot. They are the lowest they have been in 40 years, which has added to consumer and business purchasing power. There's no better illustration of this than the housing market, which has remained vigorous. Finally, the business productivity gains we've seen since the mid-`90s are remarkable, making products and services less expensive. The macroeconomic picture, while not ideal, is certainly positive.

For these reasons, I'm cautiously optimistic about market prospects for 2003. Of course, there are still risks. Much of what happens this year will depend on external factors, such as whether or not more scandals arise and the implications of potential conflict in Iraq. In the short term, military action in Iraq would almost certainly produce an oil price spike; if that increase became severe enough for a significant period of time, it would create inflationary pressures that could endanger economic growth.

In addition to stocks, some bond categories offer opportunity. Though we believe U.S. Treasuries are currently overvalued, select corporate, high-yield and municipal issues may provide competitive returns this year. Speak to your financial advisor to learn more about different asset classes.

After three years of negative stock market returns, many individual investors are rebalancing portfolios with regard to risk and return. If you are repositioning, we would encourage moderate changes from stocks to bonds. The risk inherent in emotion-based repositioning is that you will go too far too fast. I encourage gradual movement across categories. Should interest rates move at all in 2003, it's likely that they'll go up, which will have a negative impact on most bonds. Continue to invest according to your individual timeframe and financial goals.

As always, thank you for investing with American Express Funds.

William F. Truscott

* Please see portfolio manager Q&A for fiscal period economic coverage.

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5   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT
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Fund Snapshot AS OF JAN. 31, 2003

AXP S&P 500 Index Fund

PORTFOLIO MANAGER

Portfolio manager         David Factor, CFA
Tenure/since                           9/01
Years in industry                         6

FUND OBJECTIVE

For investors seeking long-term capital appreciation.

Inception dates
D: 10/25/99          E: 10/25/99

Ticker symbols
D: ADIDX             E: ADIEX

Total net assets             $316.8 million

Number of holdings        approximately 540

STYLE MATRIX

        STYLE
VALUE   BLEND   GROWTH
          X             LARGE
                        MEDIUM    SIZE
                        SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

SECTOR COMPOSITION

Percentage of portfolio assets

(icon of) pie chart

Financials                              20.5%
Health care                             14.9%
Information technology                  14.2%
Consumer discretionary                  12.7%
Industrials                             11.8%
Energy and utilities                     8.6%
Consumer staples                         5.7%
Communications services                  4.6%
Materials                                3.3%
Cash and equivalents                     2.1%
Transportation                           1.6%

TOP TEN HOLDINGS

Percentage of portfolio assets

Microsoft                               3.2%
General Electric                        2.9
Exxon Mobil                             2.9
Wal-Mart Stores                         2.6
Pfizer                                  2.3
Citigroup                               2.2
Johnson & Johnson                       2.0
American Intl Group                     1.8
Intl Business Machines                  1.6
Merck & Co                              1.5

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

"Standard & Poor's"(R) and "S&P" 500(R) are trademarks of McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensor") and the Licensors make no representations regarding the advisability of investing in the Fund.

Fund holdings are subject to change.

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6   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT
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Fund Snapshot AS OF JAN. 31, 2003

AXP Mid Cap Index Fund

PORTFOLIO MANAGER

Portfolio manager         David Factor, CFA
Tenure/since                           9/01
Years in industry                         6

FUND OBJECTIVE

For investors seeking long-term capital appreciation.

Inception dates
D: 10/25/99          E: 10/25/99

Ticker symbols
D: AMIDX             E: --

Total net assets              $29.4 million

Number of holdings        approximately 410

STYLE MATRIX

        STYLE
VALUE   BLEND   GROWTH
                        LARGE
          X             MEDIUM    SIZE
                        SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

SECTOR COMPOSITION

Percentage of portfolio assets

(icon of) pie chart

Financials                              18.3%
Energy and utilities                    14.3%
Information technology                  13.5%
Industrials                             12.6%
Health care                             11.6%
Consumer discretionary                  11.5%
Materials                                7.1%
Other                                    6.9%
Consumer staples                         4.2%

TOP TEN HOLDINGS

Percentage of portfolio assets

S&P Mid-Cap 400 Depositary Receipts     3.1%
M&T Bank                                1.0
Affiliated Computer Services Cl A       1.0
Washington Post Cl B                    1.0
Gilead Sciences                         1.0
Symantec                                1.0
IDEC Pharmaceuticals                    0.7
Mylan Laboratories                      0.7
Natl Commerce Financial                 0.7
Weatherford Intl                        0.7

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Stocks of medium-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies.

"Standard & Poor's"(R) and "S&P" 400(R) are trademarks of McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensor") and the Licensors make no representations regarding the advisability of investing in the Fund.

Fund holdings are subject to change.

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7   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Questions & Answers
                  WITH PORTFOLIO MANAGEMENT

AXP S&P 500 Index Fund

Q:   How did the Fund perform for the  12-month period ended Jan. 31, 2003?

A: The AXP S&P 500 Index Fund (Class D shares) fell 23.43% for the period. This was in line with the S&P 500 Index, which dropped 23.02%. The Fund's peer group, as represented by the Lipper S&P 500 Funds Index, dropped 23.22% for the 12 months ended Jan. 31, 2003.

Q:   What factors significantly impacted performance of the Fund?

A: The past year was yet another very challenging one for equity investors. Large-cap stocks lost ground at an even more significant level than other segments of the market. The S&P 500 Index, which this Fund seeks to replicate, continued an extended bear market that began in early 2000. While some signs of economic improvement began to emerge in the early months of 2002, other issues came into play that created investor uncertainty. These included corporate accounting problems at major companies, increasing global tensions centered on developments in the Middle East and Asia, and sluggishness in the rate of economic growth. All of these factors contributed to an unsettling environment for equity investors. Stocks declined significantly as a result. After reaching their lowest levels in years in September, stocks rebounded sharply in October and November. However, many of those gains were given back in the last two months of the 12-month period, as the threat of a possible war with Iraq took center stage. For much of the period, technology and telecommunications stocks were among the hardest hit sectors, although most industries represented in the Index lost ground in the past year.


(bar chart)
          PERFORMANCE COMPARISON
     For the year ended Jan. 31, 2003
  0%

 -5%

-10%

-15%

-20%   (bar 1)   (bar 2)   (bar 3)
       -23.43%   -23.02%   -23.22%
-25%

(bar 1) AXP S&P 500 Index Fund Class D
(bar 2) S&P 500 Index (unmanaged)
(bar 3) Lipper S&P 500 Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in fees. The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

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8   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT
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Questions & Answers

AVERAGE ANNUAL TOTAL RETURNS
as of Jan. 31, 2003

AXP S&P 500 Index Fund
                                             Class D           Class E
(Inception dates)                          (10/25/99)        (10/25/99)
                                               NAV               NAV
1 year                                       -23.43%           -23.24%
Since inception                              -11.33%           -11.09%

AXP Mid Cap Index Fund
                                             Class D           Class E
(Inception dates)                          (10/25/99)        (10/25/99)
                                               NAV               NAV
1 year                                       -17.20%           -16.98%
Since inception                               +2.95%            +3.23%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in fees. Short-term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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9   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT
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Questions & Answers

(begin callout quote) > There are signs that capital expenditures by businesses, the weakest part of the economy, may start to recover. (end callout quote)

(begin callout quote) > Large-cap stocks lost ground at an even more significant level than other segments of the market. (end callout quote)

AXP Mid Cap Index Fund

Q:   How did the Fund perform for the  12-month period ended Jan. 31, 2003?

     The AXP Mid Cap Index Fund (Class D shares) declined 17.20% for the period, more than the S&P MidCap 400 Index, which fell 16.58%. The Lipper Mid-Cap Core Funds Index, representing the Fund's peer group, dropped 18.07% for the 12 months ended Jan. 31, 2003.

Q:   What factors significantly impacted performance of the Fund?

A: What began as a positive year for the Fund, with solid performance in February and March 2002, quickly turned negative, a sentiment that carried the rest of the 12-month period. Corporate accounting scandals and rising world tensions had a major impact on investor confidence. While mid-cap stocks (as measured by the S&P MidCap 400 Index, the Index this Fund seeks to replicate) performed better than large-cap stocks (as measured by the S&P 500 Index) over the past year, the Fund's return was still significantly negative for the period. Technology and telecommunications stocks were generally the hardest hit segments of the market. However, virtually all sectors represented in the Index suffered losses over the year. The market took a more bullish turn in October and November, led by a rally in the technology sector. But in December and January, the end of this 12-month period, the markets retreated again, as fears centered on a

(bar chart)

          PERFORMANCE COMPARISON
     For the year ended Jan. 31, 2003
  0%

 -5%

-10%
       (bar 1)   (bar 2)   (bar 3)
-15%   -17.20%   -16.58%   -18.07%

-20%

-25%

(bar 1) AXP Mid Cap Index Fund Class D
(bar 2) S&P MidCap 400 Index (unmanaged)
(bar 3) Lipper Mid-Cap Core Funds Index


(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in fees. The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

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10   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Questions & Answers

     possible military conflict with Iraq and growing disappointment with the level of economic growth in the U.S.

AXP S&P 500 Index Fund and  AXP Mid Cap Index Fund

Q:   Did you make significant changes to the Funds during this period?

A: As each index changes, the Funds follow suit. In July 2002, Standard & Poor's eliminated stocks of foreign-based corporations from the S&P 500 Index. As a result, we sold holdings in companies such as Royal Dutch Petroleum, Unilever, Nortel and several other stocks. Domestically-based stocks were added to the S&P 500 Index as Fund replacements, consistent with changes in the Index. This change had minimal impact on the Fund's performance. One other factor came into play during the past year. In December 2002, the assets of two other Index Funds, the AXP Nasdaq 100 Index Fund and the AXP Total Stock Market Index Fund, were merged into AXP S&P 500 Index Fund. The two merged Funds had not grown to significant size, which made them inefficient to operate. Approximately $34 million in combined assets from the AXP Nasdaq 100 Index and AXP Total Stock Market Index Funds were merged into the AXP S&P 500 Index Fund. Those assets were then allocated among the holdings of our AXP S&P 500 Index Fund in a manner that allowed us to continue to virtually replicate the Index.

Q:   What is your outlook for the year ahead?

A: The stock market has shown signs that it may be close to putting the long-lasting bear market behind it. There are signs that capital expenditures by businesses, the weakest part of the economy, may start to recover. If so, that would likely improve the profit picture for many U.S. businesses, which should be reflected in better stock prices.

Q:   How are you positioning the Funds in light of your outlook?

A: Regardless of market conditions, the Funds will always attempt to stay fully invested in stocks that make up their respective Indices. In this way, the Funds can best achieve their primary objective, which is to provide performance that is comparable to the direction of the broad stock market. Shareholders should consider their investment in these Funds to be part of a long-term portfolio commitment.

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11   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

The Fund's Long-term Performance

AXP S&P 500 Index Fund

This chart illustrates the total value of an assumed $10,000 investment in AXP S&P 500 Index Fund Class D shares (from 11/1/99 to 1/31/03) as compared to the performance of two widely cited performance indices, the S&P 500 Index and the Lipper S&P 500 Funds Index. Returns for the Fund include the reinvestment of any distribution paid during each period.

Past performance is no guarantee of future results. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect taxes payable on distributions and redemptions. Also see "Past Performance" in the Fund's current prospectus.

(line chart)
                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                            IN AXP S&P 500 INDEX FUND
$20,000

$15,000

$10,000
                                    (dotted line)(dashed line)(solid line)
 $5,000
          11/1/99      1/31/00       1/31/01       1/31/02       1/31/03

(solid line)       AXP S&P 500 Index Fund Class D
                   $6,405

(dotted line)      S&P 500 Index(1)
                   $6.562

(dashed line)      Lipper S&P 500 Funds Index(2)
                   $6,502

(1) S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper S&P 500 Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


                          Average Annual Total Returns
                           Class D as of Jan. 31, 2003
1 year                                                        -23.43%
Since inception*                                              -11.33%

             Results for other share classes can be found on page 9.

* Inception date was Oct. 25, 1999.

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12   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

The Fund's Long-term Performance

AXP Mid Cap Index Fund

This chart illustrates the total value of an assumed $10,000 investment in AXP Mid Cap Index Fund Class D shares (from 11/1/99 to 1/31/03) as compared to the performance of two widely cited performance indices, the S&P MidCap 400 Index and the Lipper Mid-Cap Core Funds Index. Returns for the Fund include the reinvestment of any distribution paid during each period.

Past performance is no guarantee of future results. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect taxes payable on distributions and redemptions. Also see "Past Performance" in the Fund's current prospectus.

                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                            IN AXP MID CAP INDEX FUND

$20,000


$15,000

                                                             (dotted line)
$10,000                                                       (solid line)
                                                             (dashed line)

 $5,000
          11/1/99      1/31/00       1/31/01       1/31/02       1/31/03


(solid line)               AXP Mid Cap Index Fund Class D
                           $10,520

(dotted line)              S&P MidCap 400 Index(1)
                           $10,804

(dashed line)              Lipper Mid-Cap Core Funds Index(2)
                           $9,947

(1) S&P MidCap 400 Index, an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Mid-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                           Average Annual Total Returns
                           Class D as of Jan. 31, 2003
1 year                                                        -17.20%
Since inception*                                               +2.95%

             Results for other share classes can be found on page 9.

* Inception date was Oct. 25, 1999.

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13   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Investments in Securities

AXP S&P 500 Index Fund
Jan. 31, 2003

(Percentages represent value of investments compared to net assets)

Common stocks (97.7%)
Issuer                                                 Shares        Value(a)

Aerospace & defense (1.6%)
Boeing                                                 32,974      $1,041,648
General Dynamics                                        7,895         522,175
Goodrich                                                4,519          77,727
Lockheed Martin                                        17,913         914,459
Northrop Grumman                                        7,153         653,856
Raytheon                                               15,942         479,695
Rockwell Automation                                     7,291         168,058
Rockwell Collins                                        7,181         148,144
United Technologies                                    18,601       1,182,651
Total                                                               5,188,413

Airlines (0.1%)
AMR                                                     6,120(b)       17,748
Delta Air Lines                                         4,839          44,228
Southwest Airlines                                     30,424         397,034
Total                                                                 459,010

Automotive & related (0.9%)
Cooper Tire & Rubber                                    2,887          41,284
Cummins                                                 1,620          40,014
Dana                                                    5,831          62,800
Delphi                                                 21,926         186,810
Eaton                                                   2,770         196,892
Ford Motor                                             72,067         656,529
General Motors                                         22,009         799,586
Genuine Parts                                           6,854         202,193
Goodyear Tire & Rubber                                  6,882          36,475
Hayes Lemmerz Intl                                         86(b)            9
Johnson Controls                                        3,486         281,564
Navistar Intl                                           2,365(b)       56,926
PACCAR                                                  4,546         196,933
Snap-On                                                 2,291          58,421
Visteon                                                 5,101          35,044
Total                                                               2,851,480

Banks and savings & loans (8.3%)
AmSouth Bancorporation                                 13,954         285,917
Bank of America                                        58,774       4,117,120
Bank of New York                                       30,081         761,049
Bank One                                               45,735       1,669,785
BB&T                                                   18,807         631,163
Charter One Financial                                   8,877         256,634
Comerica                                                6,865         278,033
Fifth Third Bancorp                                    22,695       1,210,778
First Tennessee Natl                                    4,925         184,688
FleetBoston Financial                                  41,216       1,076,150
Golden West Financial                                   6,025         443,018
Huntington Bancshares                                   9,247         175,416
J.P. Morgan Chase                                      78,404       1,829,949
KeyCorp                                                16,686         401,298
Marshall & Ilsley                                       8,571         232,274
Mellon Financial                                       16,922         387,006
Natl City                                              24,032         668,090
North Fork Bancorporation                               6,341         205,639
Northern Trust                                          8,680         296,856
PNC Financial Services Group                           11,153         491,178
Regions Financial                                       8,682         284,596
SouthTrust                                             13,623         355,015
State Street                                           12,743         504,495
SunTrust Banks                                         11,140         631,081
Synovus Financial                                      11,774         227,591
U.S. Bancorp                                           75,224       1,587,226
Union Planters                                          7,783         219,636
Wachovia                                               53,421       1,921,553
Washington Mutual                                      37,177       1,280,748
Wells Fargo                                            66,441       3,147,310
Zions Bancorp                                           3,570         147,869
Total                                                              25,909,161

Beverages & tobacco (4.1%)
Altria Group                                           81,239       3,076,521
Anheuser-Busch                                         33,611       1,595,514
Brown-Forman Cl B                                       2,680         166,535
Coca-Cola                                              97,354       3,938,943
Coca-Cola Enterprises                                  17,651         388,852
Coors (Adolph) Cl B                                     1,422          85,604
Fortune Brands                                          5,857         258,118
Pepsi Bottling Group                                   11,014         279,205
PepsiCo                                                67,824       2,745,516
RJ Reynolds Tobacco Holdings                            3,463         146,693
UST                                                     6,636         205,052
Total                                                              12,886,553

See accompanying notes to investments in securities.

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14   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                                 Shares        Value(a)

Building materials & construction (0.6%)
Centex                                                  2,418        $127,961
Fluor                                                   3,149          93,651
Georgia-Pacific                                         9,819         151,016
KB HOME                                                 1,873          83,742
Louisiana-Pacific                                       4,103(b)       29,952
Masco                                                  19,324         351,504
Pulte Homes                                             2,397         119,802
Sherwin-Williams                                        5,885         156,776
Temple-Inland                                           2,104          90,935
Vulcan Materials                                        3,978         135,451
Weyerhaeuser                                            8,597         413,085
Total                                                               1,753,875

Chemicals (1.7%)
Air Products & Chemicals                                8,919         369,693
Allied Waste Inds                                       7,735(b)       75,648
Dow Chemical                                           35,783       1,039,854
du Pont (EI) de Nemours                                39,018       1,477,613
Eastman Chemical                                        3,027         103,614
Ecolab                                                  5,088         250,838
Engelhard                                               5,010         103,757
Great Lakes Chemical                                    1,961          43,593
Hercules                                                4,284(b)       35,514
Millipore                                               1,896          61,260
Pall                                                    4,821          74,774
PPG Inds                                                6,659         325,159
Praxair                                                 6,354         346,547
Rohm & Haas                                             8,678         267,716
Sigma-Aldrich                                           2,815         126,309
Waste Management                                       23,902         549,507
Total                                                               5,251,396

Communications equipment & services (2.4%)
ADC Telecommunications                                 31,278(b)       71,939
Andrew Corp                                             3,844(b)       35,519
AT&T Wireless Services                                106,380(b)      645,727
Avaya                                                  14,210(b)       35,809
Broadcom Cl A                                          10,826(b)      146,584
CIENA                                                  16,949(b)       98,304
JDS Uniphase                                           55,542(b)      150,519
Lucent Technologies                                   134,798(b)      250,724
Motorola                                               90,358         721,057
NEON Communications                                        61(b,g)         --
QUALCOMM                                               30,829(b)    1,161,020
Scientific-Atlanta                                      6,053          67,188
Tellabs                                                16,176(b)      126,011
Teradyne                                                7,182(b)       74,621
Verizon Communications                                107,429       4,112,383
Total                                                               7,697,405

Computer software & services (5.1%)
Adobe Systems                                           9,274         245,019
Autodesk                                                4,429          66,169
Automatic Data Processing                              23,516         815,300
BMC Software                                            9,243(b)      162,954
Electronic Arts                                         5,551(b)      287,597
Intuit                                                  8,064(b)      355,622
Lexmark Intl Cl A                                       4,947(b)      299,491
Microsoft                                             209,952(b,e)  9,964,323
Oracle                                                210,321(b)    2,530,163
Parametric Technology                                  10,256(b)       24,614
PeopleSoft                                             12,291(b)      238,322
Rational Software                                       7,661(b)       79,674
SunGard Data Systems                                   11,116(b)      216,095
VERITAS Software                                       16,161(b)      294,971
Yahoo!                                                 23,202(b)      422,276
Total                                                              16,002,590

Computers & office equipment (6.0%)
Apple Computer                                         14,087(b)      202,289
Cisco Systems                                         283,720(b)    3,793,336
Citrix Systems                                          6,709(b)       92,584
Clarent                                                   194(b,g)         --
Computer Associates Intl                               22,513         300,999
Computer Sciences                                       6,735(b)      206,091
Compuware                                              14,835(b)       51,923
Comverse Technology                                     7,358(b)       70,048
Concord EFS                                            19,974(b)      292,819
Convergys                                               6,797(b)       86,662
Dell Computer                                         101,702(b)    2,426,610
Deluxe                                                  2,423          97,502
drkoop.com                                                140(b,g)         --
Electronic Data Systems                                18,708         317,101
EMC                                                    86,380(b)      665,126
Equifax                                                 5,577         119,404
First Data                                             29,541       1,016,210
Fiserv                                                  7,517(b)      234,312
Gadzoox Networks                                          138(b,g)         --
Gateway                                                12,724(b)       33,337
Globix                                                    104(b)            1
Hewlett-Packard                                       119,831       2,086,258
iBEAM Broadcasting                                         31(b,g)         --

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                                 Shares        Value(a)

Computers & office equipment (cont.)
Intl Business Machines                                 66,376      $5,192,595
Mercury Interactive                                     3,312(b)      117,477
NCR                                                     3,829(b)       73,861
Netcentives                                                83(b,g)         --
Network Appliance                                      13,231(b)      143,027
Novell                                                 14,302(b)       46,338
NVIDIA                                                  6,004(b)       61,961
Peregrine Systems                                       1,314(b)          283
Pitney Bowes                                            9,288         302,232
QLogic                                                  3,663(b)      121,905
SABRE Holdings Cl A                                     5,593(b)      100,338
Sanmina-SCI                                            20,738(b)       75,901
Siebel Systems                                         19,028(b)      159,074
Solectron                                              32,433(b)      116,434
Sun Microsystems                                      122,304(b)      377,919
Unisys                                                 12,738(b)      118,718
Total                                                              19,100,675

Electronics (3.0%)
Advanced Micro Devices                                 13,480(b)       70,635
Agilent Technologies                                   18,330(b)      302,078
Altera                                                 15,022(b)      164,942
American Power Conversion                               7,697(b)      119,765
Analog Devices                                         14,360(b)      343,635
Applied Materials                                      64,717(b)      774,662
Applied Micro Circuits                                 11,858(b)       42,926
Corning                                                45,080(b)      183,926
Intel                                                 260,160       4,074,105
Jabil Circuit                                           7,770(b)      121,290
KLA-Tencor                                              7,406(b)      241,732
Linear Technology                                      12,257         320,275
LSI Logic                                              14,598(b)       64,377
Maxim Integrated Products                              12,577         391,774
Micron Technology                                      23,759(b)      195,061
Molex                                                   7,550         158,475
Natl Semiconductor                                      7,105(b)       93,786
Novellus Systems                                        5,835(b)      171,841
PerkinElmer                                             4,954          38,641
PMC-Sierra                                              6,573(b)       36,152
Power-One                                               3,135(b)       15,424
Symbol Technologies                                     9,044          76,241
Tektronix                                               3,408(b)       56,232
Texas Instruments                                      67,974       1,080,787
Thomas & Betts                                          2,286(b)       38,588
Xilinx                                                 13,234(b)      261,901
Total                                                               9,439,251

Energy (5.2%)
Amerada Hess                                            3,501         165,247
Anadarko Petroleum                                      9,760         450,034
Apache                                                  5,657         353,053
Ashland                                                 2,675          74,205
Burlington Resources                                    7,902         348,478
ChevronTexaco                                          41,948       2,701,451
ConocoPhillips                                         26,578       1,280,794
Devon Energy                                            6,149         278,550
EOG Resources                                           4,533         175,699
Exxon Mobil                                           264,234       9,023,592
FirstEnergy                                            11,686         364,603
Kerr-McGee                                              3,938         164,490
Marathon Oil                                           12,255         256,130
Occidental Petroleum                                   14,802         432,366
Sunoco                                                  2,988          93,584
Unocal                                                 10,125         281,981
Total                                                              16,444,257

Energy equipment & services (0.9%)
Baker Hughes                                           13,182         398,888
BJ Services                                             6,153(b)      188,097
Halliburton                                            17,139         321,528
McDermott Intl                                          2,496(b)       10,084
Nabors Inds                                             5,677(b,c)    209,197
Noble                                                   5,254(b)      180,107
Progress Energy                                         9,306         376,055
Rowan Companies                                         3,664          75,588
Schlumberger                                           22,806         859,787
Transocean                                             12,537         285,467
Total                                                               2,904,798

Financial services (7.0%)
American Express                                       51,617       1,833,952
Bear Stearns Companies                                  3,776         234,301
Capital One Financial                                   8,711         270,477
Citigroup                                             201,699       6,934,411
Countrywide Financial                                   4,965         273,869
Fannie Mae                                             39,074       2,528,088
Franklin Resources                                     10,205         340,235
Freddie Mac                                            27,326       1,529,709
Goldman Sachs Group                                    18,751       1,276,943
H&R Block                                               7,094         268,792
Household Intl                                         18,598         507,911
Lehman Brothers Holdings                                9,327         508,601
MBNA                                                   50,173         844,412
Merrill Lynch                                          33,945       1,188,754

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                                 Shares        Value(a)

Financial services (cont.)
MGIC Investment                                         3,941        $169,975
Morgan Stanley                                         42,631       1,615,715
Paychex                                                14,767         371,833
Providian Financial                                    11,341(b)       72,469
Schwab (Charles)                                       52,762         486,466
SLM                                                     6,036         641,204
Spectrasite Holdings                                      646(b)           38
Stilwell Financial                                      8,734         110,834
T. Rowe Price Group                                     4,798         128,299
Total                                                              22,137,288

Food (1.6%)
Archer-Daniels-Midland                                 25,398         306,046
Campbell Soup                                          16,096         385,821
ConAgra Foods                                          21,088         517,289
General Mills                                          14,448         649,149
Heinz (HJ)                                             13,792         445,620
Hershey Foods                                           5,346         344,817
Kellogg                                                16,031         535,435
Sara Lee                                               30,620         610,563
SUPERVALU                                               5,240          77,971
Sysco                                                  25,799         757,716
Wrigley (Wm) Jr                                         8,847         491,185
Total                                                               5,121,612

Furniture & appliances (0.2%)
Black & Decker                                          3,162         115,856
Leggett & Platt                                         7,639         154,308
Maytag                                                  3,061          77,351
Stanley Works                                           3,463          92,185
Whirlpool                                               2,674         138,968
Total                                                                 578,668

Health care (13.2%)
Abbott Laboratories                                    61,365       2,339,234
Allergan                                                5,079         308,143
Amgen                                                  50,550(b)    2,576,028
Applera-Applied Biosystems Group                        8,214         144,156
Bard (CR)                                               2,027         114,890
Bausch & Lomb                                           2,115          70,324
Baxter Intl                                            23,296         656,481
Becton, Dickinson & Co                                 10,080         330,624
Biogen                                                  5,856(b)      223,992
Biomet                                                 10,199         284,970
Boston Scientific                                      16,016(b)      647,847
Bristol-Myers Squibb                                   76,071       1,794,515
Chiron                                                  7,392(b)      277,348
Forest Laboratories                                    14,210(b)      735,368
Genzyme-General Division                                8,422(b)      272,452
Guidant                                                12,001(b)      403,474
Johnson & Johnson                                     116,659       6,254,088
King Pharmaceuticals                                    9,449(b)      138,711
Lilly (Eli)                                            44,122       2,657,909
MedImmune                                               9,858(b)      293,670
Medtronic                                              47,918       2,152,477
Merck & Co                                             88,187       4,884,678
Pfizer                                                241,979       7,346,481
Pharmacia                                              50,775       2,120,872
Quest Diagnostics                                       3,840(b)      206,515
Schering-Plough                                        57,601       1,043,154
St. Jude Medical                                        6,968(b)      303,596
Stryker                                                 7,779         468,607
Waters                                                  5,064(b)      116,725
Watson Pharmaceuticals                                  4,188(b)      126,813
Wyeth                                                  52,063       2,032,019
Zimmer Holdings                                         7,664(b)      314,224
Total                                                              41,640,385

Health care services (1.7%)
Aetna                                                   5,907         256,895
AmerisourceBergen                                       4,156         241,879
Anthem                                                  5,557(b)      344,979
Cardinal Health                                        17,375       1,013,484
HCA                                                    20,154         861,382
Health Management  Associates Cl A                      9,357         173,292
Healthsouth                                            15,559(b)       59,591
Humana                                                  6,365(b)       63,268
IMS Health                                             11,026         185,788
Manor Care                                              3,781(b)       72,671
McKesson                                               11,431         324,983
Quintiles Transnational                                 4,614(b)       58,644
Tenet Healthcare                                       19,151(b)      344,526
UnitedHealth Group                                     11,959       1,051,197
Wellpoint Health Networks                               5,844(b)      424,742
Total                                                               5,477,321

Household products (2.8%)
Alberto-Culver Cl B                                     2,272         115,259
Avon Products                                           9,242         462,100
Clorox                                                  8,641         330,259
Colgate-Palmolive                                      21,138       1,076,136
Gillette                                               41,433       1,238,846

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                                 Shares        Value(a)

Household products (cont.)
Intl Flavors/Fragrances                                 3,703        $117,644
Kimberly-Clark                                         20,205         935,896
Newell Rubbermaid                                      10,500         292,425
Procter & Gamble                                       51,022       4,365,952
Tupperware                                              2,285          35,326
Total                                                               8,969,843

Industrial equipment & services (0.8%)
Caterpillar                                            13,523         594,742
Cintas                                                  6,683         276,008
Cooper Inds Cl A                                        3,618         128,186
Deere & Co                                              9,374         395,583
Illinois Tool Works                                    12,033         731,846
Ingersoll-Rand Cl A                                     6,639(c)      260,647
Parker-Hannifin                                         4,638         186,958
Thermo Electron                                         6,418(b)      116,615
Total                                                               2,690,585

Insurance (4.9%)
ACE                                                    10,310(c)      303,630
AFLAC                                                  20,276         656,740
Allstate                                               27,608(e)      971,525
Ambac Financial Group                                   4,163         223,012
American Intl Group                                   102,438       5,543,944
Aon                                                    12,163         230,246
Chubb                                                   6,719         360,945
CIGNA                                                   5,469         238,831
Cincinnati Financial                                    6,342         226,980
Hartford Financial Services Group                      10,022         417,717
Jefferson-Pilot                                         5,632         216,832
John Hancock Financial Services                        11,315         309,013
Lincoln Natl                                            6,954         224,267
Loews                                                   7,279         320,422
Marsh & McLennan                                       21,096         899,321
MBIA                                                    5,693         233,299
MetLife                                                27,500         736,175
Principal Financial Group                              13,235         378,521
Progressive                                             8,555         413,549
Prudential Financial                                   22,232         706,311
SAFECO                                                  5,420         194,307
St. Paul Companies                                      8,896         290,365
Torchmark                                               4,646         166,791
Travelers Property Casualty Cl B                       39,418(b)      640,937
UnumProvident                                           9,477         165,563
XL Capital Cl A                                         5,335(c)      400,445
Total                                                              15,469,688

Leisure time & entertainment (2.1%)
ANC Rental                                                 91(b)            3
AOL Time Warner                                       175,536(b)    2,046,750
Brunswick                                               3,540          68,924
Carnival                                               23,045         555,385
Harley-Davidson                                        11,883         496,472
Harrah's Entertainment                                  4,390(b)      159,269
Hasbro                                                  6,793          81,516
Intl Game Technology                                    3,399(b)      268,079
Mattel                                                 17,174         343,480
Viacom Cl B                                            69,162(b)    2,666,194
Total                                                               6,686,072

Media (3.1%)
American Greetings Cl A                                 2,582(b)       35,890
Apollo Group Cl A                                       6,853(b)      304,684
Clear Channel Communications                           24,060(b)      964,325
Comcast Cl A                                           90,637(b)    2,413,663
Disney (Walt)                                          80,193       1,403,378
Donnelley (RR) & Sons                                   4,442          95,725
Dow Jones                                               3,231         130,403
eBay                                                   12,128(b)      911,540
Gannett                                                10,501         763,003
Interpublic Group of Companies                         15,143         194,890
Knight-Ridder                                           3,232         218,871
McGraw-Hill Companies                                   7,612         450,783
Meredith                                                1,939          81,806
Moody's                                                 5,930(e)      248,348
New York Times Cl A                                     5,944         290,305
Omnicom Group                                           7,383         445,195
TMP Worldwide                                           4,360(b)       48,178
Tribune                                                11,969         579,300
Univision Communications Cl A                           8,996(b)      237,135
Total                                                               9,817,422

Metals (0.6%)
Alcoa                                                  33,158         655,534
Allegheny Technologies                                  3,162          14,450
Avery Dennison                                          4,309         256,773
Freeport-McMoRan
  Copper & Gold Cl B                                    5,680(b)      106,614
Newmont Mining                                         15,775         456,686
Nucor                                                   3,066         122,364
Phelps Dodge                                            3,487(b)      120,476
United States Steel                                     4,016          57,630
Worthington Inds                                        3,359          50,956
Total                                                               1,841,483

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                                 Shares        Value(a)

Miscellaneous (--%)
StarMedia Network                                         150(b,g)        $--

Multi-industry conglomerates (5.2%)
3M                                                     15,323       1,908,480
American Standard                                       2,847(b)      189,781
Cendant                                                40,704(b)      451,000
Crane                                                   2,336          37,656
Danaher                                                 5,989         367,784
Dover                                                   7,939         207,764
Eastman Kodak                                          11,462         347,299
Emerson Electric                                       16,533         775,894
General Electric                                      390,770       9,042,418
Grainger (WW)                                           3,587         169,665
Honeywell Intl                                         32,245         788,068
ITT Inds                                                3,602         202,288
Monsanto                                               10,258         181,054
Robert Half Intl                                        6,802(b)      103,118
Textron                                                 5,393         207,954
Tyco Intl                                              78,355(c)    1,254,464
Xerox                                                  28,877(b)      255,561
Total                                                              16,490,248

Paper & packaging (0.4%)
Ball                                                    2,222         116,655
Bemis                                                   2,071          90,337
Boise Cascade                                           2,283          54,587
Intl Paper                                             18,841         672,623
MeadWestvaco                                            7,853         188,865
Pactiv                                                  6,217(b)      126,889
Sealed Air                                              3,295(b)      124,287
Total                                                               1,374,243

Real estate investment trust (0.4%)
Equity Office Properties Trust                         16,166         387,014
Equity Residential                                     10,640         260,042
Plum Creek Timber                                       7,256         158,326
Simon Property Group                                    7,366         240,868
Starwood Hotels & Resorts  Worldwide                    7,832         183,660
Total                                                               1,229,910

Restaurants & lodging (0.6%)
Darden Restaurants                                      6,704         145,477
Hilton Hotels                                          14,770         172,957
Marriott Intl Cl A                                      9,334         291,221
McDonald's                                             49,846         709,806
Starbucks                                              15,249(b)      346,457
Wendy's Intl                                            4,525         122,854
Yum! Brands                                            11,606(b,e)    269,027
Total                                                               2,057,799

Retail (6.5%)
Albertson's                                            14,886         320,049
AutoZone                                                3,869(b)      254,232
Bed Bath & Beyond                                      11,489(b)      385,226
Best Buy                                               12,630(b)      329,517
Big Lots                                                4,554(b)       56,925
Circuit City Stores                                     8,246          49,394
Costco Wholesale                                       17,894(b)      516,600
CVS                                                    15,432         349,072
Dillard's Cl A                                          3,316          49,740
Dollar General                                         13,079         147,270
Family Dollar Stores                                    6,786         204,394
Federated Dept Stores                                   7,698(b)      200,302
Gap                                                    34,711         507,822
Home Depot                                             91,331       1,908,818
Kohl's                                                 13,239(b)      693,326
Kroger                                                 30,367(b)      458,238
Limited Brands                                         20,532         258,498
Lowe's Companies                                       30,650       1,047,617
May Dept Stores                                        11,323         232,122
Nordstrom                                               5,312          95,828
Office Depot                                           12,115(b)      161,735
Penney (JC)                                            10,517         203,925
RadioShack                                              6,610         131,870
Safeway                                                17,325(b)      410,603
Sears, Roebuck & Co                                    12,425         328,641
Staples                                                18,484(b)      317,370
Target                                                 35,671       1,006,279
Tiffany                                                 5,704         132,618
TJX Companies                                          20,740         380,786
Toys "R" Us                                             8,338(b)       75,376
Wal-Mart Stores                                       173,333       8,285,316
Walgreen                                               40,252       1,167,308
Webvan Group                                              312(b,g)         --
Winn-Dixie Stores                                       5,525          77,350
Total                                                              20,744,167

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                                 Shares        Value(a)

Textiles & apparel (0.3%)
Jones Apparel Group                                     5,060(b)     $165,361
Liz Claiborne                                           4,188         120,279
Nike Cl B                                              10,414         463,840
Reebok Intl                                             2,348(b,e)     71,004
VF                                                      4,262         150,150
Total                                                                 970,634

Transportation (1.5%)
Burlington Northern Santa Fe                           14,826         385,031
CSX                                                     8,368         234,555
FedEx                                                  11,714         616,156
Norfolk Southern                                       15,258         300,583
Ryder System                                            2,448          55,153
Union Pacific                                           9,947         567,576
United Parcel Service Cl B                             43,852       2,645,592
Total                                                               4,804,646

Utilities -- electric (2.2%)
AES                                                    21,350(b)       74,085
Alleghany Energy                                        4,930          41,412
Ameren                                                  6,032         237,239
American Electric Power                                13,308         314,335
Calpine                                                14,841(b)       48,382
CenterPoint Energy                                     11,941          83,229
Cinergy                                                 6,613         209,632
CMS Energy                                              5,649          32,030
Consolidated Edison                                     8,390         334,929
Constellation Energy Group                              6,471         178,923
Dominion Resources                                     12,064         653,747
DTE Energy                                              6,578         275,750
Duke Energy                                            35,013         596,271
Edison Intl                                            12,794(b)      157,750
Entergy                                                 8,724         387,782
Exelon                                                 12,687         646,148
FPL Group                                               7,168         418,540
Mirant                                                 15,818(b)       27,840
NewPower Holdings                                         667(b)          127
NiSource SAILS                                            128(b)          266
PG&E                                                   15,886(b)      219,227
Pinnacle West Capital                                   3,544         110,396
PPL                                                     6,457         225,995
Progress Energy - CVO                                     153(b,g)         --
Public Service Enterprise Group                         8,730         307,994
Sempra Energy                                           8,041         193,788
Southern Co                                            28,021         789,351
TECO Energy                                             6,895          95,358
TXU                                                    12,646         232,054
Xcel Energy                                            15,650         172,463
Total                                                               7,065,043

Utilities -- gas (0.3%)
Dynegy Cl A                                            14,581          27,266
El Paso                                                23,515         198,467
KeySpan                                                 6,154         209,236
Kinder Morgan                                           4,781         215,671
Kinder Morgan Management LLC                            --(b)              13
NICOR                                                   1,721(e)       54,125
NiSource                                                9,576         170,166
Peoples Energy                                          1,384          50,945
Williams Companies                                     20,279          65,704
Total                                                                 991,593

Utilities -- telephone (2.4%)
ALLTEL                                                 12,213         572,423
AT&T                                                   30,254         589,348
BellSouth                                              72,985       1,662,598
CenturyTel                                              5,601         169,878
Citizens Communications                                11,080(b)      108,473
McLeodUSA Cl A Escrow                                   2,746(b,g)         --
Metromedia Fiber Network Cl A                           1,037(b)           16
Network Plus                                              167(b,g)         --
Nextel Communications Cl A                             37,821(b)      477,301
Qwest Communications Intl                              66,575(b)      300,919
SBC Communications                                    130,386       3,186,635
Sprint (FON Group)                                     35,132         426,502
Sprint (PCS Group)                                     39,229(b)      147,501
Total                                                               7,641,594

Total common stocks
(Cost: $405,629,828)                                             $309,689,108

See accompanying notes to investments in securities.

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20   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund

Preferred stocks & other (--%)
Issuer                                                 Shares        Value(a)
Bank United
   Rights                                                  60(b)           $5
Comdisco
   Rights                                                 743(b)          149
Corrections Corp of America
   12.00% Cm Cv Pay-in-kind Series B                        6(f)          148
Expedia
   Warrants                                                25(b)          765
Focal Communications
   Warrants                                                19(b,g)         --
Motient
   Warrants                                                 4(b,g)         --
Orbital Sciences
   Warrants                                                13(b)           28
Sunbeam
   Warrants                                                83(b,g)         --

Total preferred stocks & other
(Cost: $14,723)                                                        $1,095

Short-term securities (2.1%)
Issuer                 Annualized                 Amount             Value(a)
                      yield on date             payable at
                       of purchase               maturity

U.S. government agencies (1.8%)
Federal Home Loan Bank Disc Nts
     02-21-03             1.25%                   $500,000           $499,641
     04-16-03             1.23                     500,000            498,800
Federal Natl Mtge Assn Disc Nts
     02-05-03             1.26                   1,000,000            999,826
     02-25-03             1.29                     500,000            499,580
     02-26-03             1.27                     500,000            499,578
     03-07-03             1.24                     500,000            499,378
     03-19-03             1.28                     500,000            499,268
     04-23-03             1.21                   1,600,000          1,595,786
Total                                            5,591,857

Commercial paper (0.3%)
Falcon Asset Securitization
     02-14-03             1.29                   1,000,000(d)         999,498

Total short-term securities
(Cost: $6,591,150)                                                 $6,591,355

Total investments in securities
(Cost: $412,235,701)(h)                                          $316,281,558

See accompanying notes to investments in securities.

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21   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2003, the value of foreign securities represented 0.8% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                            Contracts
     Purchase contracts
     E-Mini S&P 500 Index, March 2003                               162

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g)  Negligible market value.

(h) At Jan. 31, 2003, the cost of securities for federal income tax purposes was $418,736,265 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                             $   4,677,339
     Unrealized depreciation                              (107,132,046)
                                                          ------------
     Net unrealized depreciation                         $(102,454,707)
                                                         -------------

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22   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Investments in Securities

AXP Mid Cap Index Fund
Jan. 31, 2003

(Percentages represent value of investments compared to net assets)

Common stocks (100.0%)
Issuer                                                 Shares        Value(a)

Aerospace & defense (1.0%)
L-3 Communications Holdings                             3,943(b)     $176,529
Precision Castparts                                     2,183          55,295
Sequa Cl A                                                435(b)       15,564
Titan                                                   3,256(b)       36,044
Total                                                                 283,432

Airlines (0.1%)
Alaska Air Group                                        1,107(b)       21,885

Automotive & related (1.9%)
Bandag                                                    799          29,675
BorgWarner                                              1,122          60,083
CarMax                                                  4,301(b)       69,762
Gentex                                                  3,175(b)       93,507
Lear                                                    2,744(b)      110,583
SPX                                                     3,361(b)      124,694
Superior Inds Intl                                      1,155          47,782
United Rentals                                          3,195(b)       33,004
Total                                                                 569,090

Banks and savings & loans (9.6%)
Associated Banc-Corp                                    3,112         107,644
Astoria Financial                                       3,633          94,276
Bank of Hawaii                                          2,705          82,394
Banknorth Group                                         6,170         139,936
City Natl                                               2,083          95,443
Colonial BancGroup                                      5,162          61,118
Commerce Bancorp                                        2,817         123,638
Compass Bancshares                                      5,350         170,826
First Virginia Banks                                    2,992         124,766
FirstMerit                                              3,526          72,741
Greater Bay Bancorp                                     2,149          36,726
GreenPoint Financial                                    4,073         175,587
Hibernia Cl A                                           6,574         122,605
Independence Community Bank                             2,386          62,131
M&T Bank                                                3,836         306,114
Mercantile Bankshares                                   2,873         108,168
Natl Commerce Financial                                 8,566         202,929
New York Community Bancorp                              4,473         132,043
Provident Financial Group                               2,034          55,874
Roslyn Bancorp                                          3,462          68,236
Silicon Valley Bancshares                               1,787(b)       30,826
Sovereign Bancorp                                      10,901         148,472
TCF Financial                                           3,093         134,855
Webster Financial                                       1,918          69,873
Westamerica Bancorporation                              1,399          57,107
Total                                                               2,784,328

Beverages & tobacco (0.7%)
Constellation Brands                                    3,768(b)       94,464
PepsiAmericas                                           6,272          80,595
Universal                                               1,074          39,663
Total                                                                 214,722

Building materials & construction (2.5%)
Alexander & Baldwin                                     1,720          44,634
American Financial Group                                2,883          61,783
Carlisle Companies                                      1,277          52,102
Clayton Homes                                           5,672          69,482
D.R. Horton                                             6,114         116,777
Dycom Inds                                              1,997(b)       25,661
Granite Construction                                    1,722          26,174
Lennar                                                  2,707         145,798
Potlatch                                                1,189          24,339
Quanta Services                                         2,902(b)       10,128
Toll Brothers                                           2,930(b)       58,952
Valspar                                                 2,091          88,868
Total                                                                 724,698

Chemicals (2.9%)
Airgas                                                  2,986(b)       51,509
Albemarle                                               1,739          45,649
Cabot                                                   2,564          64,767
Cabot Microelectronics                                  1,015(b)       44,559
Crompton                                                4,748          29,343
Cytec Inds                                              1,637(b)       47,751
Ferro                                                   1,687          38,801
FMC                                                     1,464(b)       29,251
Fuller (HB)                                             1,183          29,989
IMC Global                                              4,798          46,876
Lubrizol                                                2,147          63,830
Lyondell Chemical                                       6,671          85,456

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                                 Shares        Value(a)

Chemicals (cont.)

Olin                                                    2,392         $38,559
Republic Services                                       6,838(b)      140,041
RPM Intl                                                4,796          52,420
Schulman (A)                                            1,229          18,447
Solutia                                                 4,372          15,215
Total                                                                 842,463

Communications equipment & services (1.2%)
ADTRAN                                                  1,553(b)       52,258
Advanced Fibre Communications                           3,507(b)       59,234
CommScope                                               2,471(b)       20,929
Fairchild Semiconductor Intl Cl A                       4,881(b)       53,398
Plantronics                                             1,878(b)       26,724
Polycom                                                 4,152(b)       46,835
Powerwave Technologies                                  2,742(b)       11,297
RF Micro Devices                                        7,615(b)       42,796
Semtech                                                 3,072(b)       40,919
Total                                                                 354,390

Computer software & services (0.9%)
Advent Software                                         1,364(b)       18,973
Ascential Software                                     10,065(b)       31,101
Cadence Design Systems                                 11,221(b)      111,312
Network Associates                                      6,529(b)       99,698
Transaction Systems Architects Cl A                     1,477(b)        9,970
Total                                                                 271,054

Computers & office equipment (7.6%)
3Com                                                   15,339(b)       64,884
Acxiom                                                  3,723(b)       55,287
Affiliated Computer Services Cl A                       5,516(b)      299,077
Avocent                                                 1,881(b)       47,213
BISYS Group                                             5,020(b)       79,316
Ceridian                                                6,194(b)       88,822
Certegy                                                 2,770(b)       70,857
CheckFree                                               3,283(b)       63,132
CSG Systems Intl                                        2,153(b)       22,391
DST Systems                                             4,990(b)      164,271
Henry (Jack) & Associates                               3,658          45,213
InFocus                                                 1,641(b)        9,961
Internet Security Systems                               2,066(b)       26,837
Keane                                                   2,986(b)       24,157
Legato Systems                                          4,842(b)       24,355
Macromedia                                              2,516(b)       36,859
McDATA Cl A                                             4,732(b)       37,335
Mentor Graphics                                         2,778(b)       25,613
Natl Instruments                                        2,128(b)       68,671
Quantum                                                 6,596(b)       22,888
Retek                                                   2,219(b)        7,190
Reynolds & Reynolds Cl A                                2,898          72,102
RSA Security                                            2,373(b)       13,075
SanDisk                                                 2,877(b)       43,880
SEI Investments                                         4,426         112,952
Storage Technology                                      4,445(b)       98,235
Sybase                                                  3,948(b)       56,772
Symantec                                                6,037(b)      281,807
Synopsys                                                3,157(b)      122,081
Tech Data                                               2,356(b)       58,829
Varian                                                  1,414(b)       41,218
Wallace Computer Services                               1,745          46,487
Wind River Systems                                      3,302(b)       11,260
Total                                                               2,243,027

Electronics (3.8%)
Arrow Electronics                                       4,169(b)       49,486
Atmel                                                  19,431(b)       39,834
Avnet                                                   4,984(b)       51,784
Cirrus Logic                                            3,483(b)        7,976
Credence Systems                                        2,540(b)       19,888
Cree                                                    3,037(b)       54,545
Cypress Semiconductor                                   5,166(b)       27,122
Harris                                                  2,769          86,393
Integrated Device Technology                            4,305(b)       32,072
Intersil                                                5,710(b)       82,795
Intl Rectifier                                          2,664(b)       52,880
KEMET                                                   3,596(b)       27,330
Lam Research                                            5,232(b)       61,162
Lattice Semiconductor                                   4,687(b)       35,387
LTX                                                     2,057(b)       10,902
Micrel                                                  3,825(b)       31,862
Microchip Technology                                    8,476         187,234
Newport                                                 1,605(b)       18,666
Plexus                                                  1,753(b)       15,393
TriQuint Semiconductor                                  5,529(b)       18,025
Varian Medical Systems                                  2,836(b)      148,209
Vishay Intertechnology                                  6,666(b)       68,860
Total                                                               1,127,805

Energy (2.7%)
Arch Coal                                               2,186          37,730
Forest Oil                                              1,961(b)       47,064
Grant Prideco                                           5,073(b)       54,027
Murphy Oil                                              3,826         161,458
Noble Energy                                            2,391          85,359

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                                 Shares        Value(a)

Energy (cont.)
Ocean Energy                                            7,357        $137,797
Valero Energy                                           4,447         152,932
XTO Energy                                              5,285         128,637
Total                                                                 805,004

Energy equipment & services (4.6%)
Cooper Cameron                                          2,269(b)      109,978
ENSCO Intl                                              6,216         167,460
FMC Technologies                                        2,728(b)       52,950
Hanover Compressor                                      2,776(b)       25,900
Helmerich & Payne                                       2,086          52,129
Jacobs Engineering Group                                2,270(b)       84,489
Natl-Oilwell                                            3,380(b)       69,053
Patterson-UTI Energy                                    3,305(b)      100,836
Pioneer Natural Resources                               4,883(b)      118,559
Pride Intl                                              5,611(b)       78,554
Smith Intl                                              4,237(b)      134,906
Tidewater                                               2,528          73,565
Varco Intl                                              4,043(b)       68,367
Weatherford Intl                                        5,431(b,c)    201,817
Total                                                               1,338,563

Financial services (3.4%)
Allmerica Financial                                     2,207(b)       29,088
AmeriCredit                                             6,380(b)       20,033
E*TRADE Group                                          15,084(b)       67,878
Eaton Vance                                             2,895          80,365
Edwards (AG)                                            3,289          93,967
IndyMac Bancorp                                         2,304(b)       45,089
Investment Technology Group                             2,000(b)       34,020
Investors Financial Services                            2,696          75,299
LaBranche                                               2,483(b)       59,046
Legg Mason                                              2,704         135,308
Neuberger Berman                                        2,912          85,234
Radian Group                                            3,901         143,948
Waddell & Reed Financial Cl A                           3,351          61,290
Wilmington Trust                                        2,736          79,453
Total                                                               1,010,018

Food (3.5%)
Dean Foods                                              3,809(b)      147,866
Dole Food                                               2,344          76,461
Dreyer's Grand Ice Cream                                1,457         103,447
Hormel Foods                                            5,787         130,265
Interstate Bakeries                                     1,844          26,922
McCormick                                               5,840         130,816
Sensient Technologies                                   1,978          45,138
Smithfield Foods                                        4,566(b)       82,553
Smucker (JM)                                            2,069          82,760
Tootsie Roll Inds                                       2,153          60,930
Tyson Foods Cl A                                       14,724         151,805
Total                                                               1,038,963

Furniture & appliances (1.1%)
Furniture Brands Intl                                   2,349(b)       50,339
HON Inds                                                2,459          63,737
Miller (Herman)                                         3,123          55,870
Mohawk Inds                                             2,769(b)      145,872
Total                                                                 315,818

Health care (5.5%)
Apogent Technologies                                    4,463(b)       76,407
Barr Laboratories                                       1,831(b)      144,741
Beckman Coulter                                         2,599          83,714
DENTSPLY Intl                                           3,270         109,807
Gilead Sciences                                         8,208(b)      286,459
ICN Pharmaceuticals                                     3,495          39,004
IDEC Pharmaceuticals                                    6,387(b)      204,959
Incyte Genomics                                         2,834(b)       12,356
IVAX                                                    8,122(b)       94,621
Millennium Pharmaceuticals                             12,010(b)       88,874
Mylan Laboratories                                      7,668         204,889
Protein Design Labs                                     3,716(b)       31,512
Sepracor                                                3,512(b)       39,580
SICOR                                                   4,886(b)       72,801
STERIS                                                  2,896(b)       67,911
Vertex Pharmaceuticals                                  3,187(b)       44,108
VISX                                                    2,152(b)       19,949
Total                                                               1,621,692

Health care services (6.1%)
AdvancePCS                                              3,751(b)      109,004
Apria Healthcare Group                                  2,290(b)       52,785
Charles River Laboratories Intl                         1,884(b)       56,106
Covance                                                 2,497(b)       67,369
Cytyc                                                   4,835(b)       56,086
Edwards Lifesciences                                    2,506(b)       63,928
Express Scripts Cl A                                    3,251(b)      180,592
First Health Group                                      4,234(b)       99,419
Health Net                                              5,167(b)      139,199
Hillenbrand Inds                                        2,575         131,711
LifePoint Hospitals                                     1,648(b)       42,354
Lincare Holdings                                        4,412(b)      125,918
Omnicare                                                3,934         101,615

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                                 Shares        Value(a)

Health care services (cont.)
Oxford Health Plans                                     3,650(b)     $128,590
PacifiCare Health Systems                               1,494(b)       42,624
Patterson Dental                                        2,847(b)      117,239
Schein (Henry)                                          1,836(b)       74,413
Triad Hospitals                                         3,118(b)       86,680
Universal Health Services Cl B                          2,527(b)      117,708
Total                                                               1,793,340

Household products (1.0%)
Church & Dwight                                         1,664          48,256
Dial                                                    3,968          74,202
Energizer Holdings                                      3,785(b)       92,354
Viad                                                    3,676          79,034
Total                                                                 293,846

Indexes (3.1%)
S&P Mid-Cap 400
   Depositary Receipts                                 12,084         924,789

Industrial equipment & services (2.5%)
AGCO                                                    3,131(b)       56,045
Albany Intl Cl A                                        1,350          31,955
AMETEK                                                  1,378          47,541
Blyth                                                   1,933          50,877
Donaldson                                               1,832          62,195
Fastenal                                                3,167         104,890
FEI                                                     1,360(b)       21,638
Flowserve                                               2,303(b)       26,991
Harsco                                                  1,691          48,498
Kaydon                                                  1,253          26,000
Kennametal                                              1,465          46,382
Minerals Technologies                                     840          33,306
Modine Mfg                                              1,403          22,729
Nordson                                                 1,400          30,940
Tecumseh Products Cl A                                    771          32,845
Teleflex                                                1,643          67,576
Trinity Inds                                            1,915          33,302
Total                                                                 743,710

Insurance (4.0%)
AmerUs Group                                            1,627          44,775
Brown & Brown                                           2,887          85,975
Everest Re Group                                        2,123(c)      107,148
Fidelity Natl Financial                                 3,987         134,442
Gallagher (Arthur J)                                    3,671          92,693
HCC Insurance Holdings                                  2,600          62,660
Horace Mann Educators                                   1,704          24,469
Leucadia Natl                                           2,310          80,827
MONY Group                                              1,957          45,089
Ohio Casualty                                           2,533(b)       30,852
Old Republic Intl                                       5,031         136,541
PMI Group                                               3,768         108,330
Protective Life                                         2,866          77,755
StanCorp Financial Group                                1,226          61,202
Unitrin                                                 2,824          73,424
Total                                                               1,166,182

Leisure time & entertainment (1.1%)
Activision                                              2,799(b)       40,725
Callaway Golf                                           3,171          37,989
GTECH Holdings                                          2,382(b)       64,790
Intl Speedway Cl A                                      2,220          82,873
Mandalay Resort Group                                   2,871(b)       73,756
Six Flags                                               3,865(b)       20,832
Total                                                                 320,965

Media (4.8%)
Banta                                                   1,057          31,678
Belo Cl A                                               4,700         100,580
Catalina Marketing                                      2,271(b)       44,285
Dun & Bradstreet                                        3,102(b)      109,656
Emmis Communications Cl A                               2,220(b)       48,707
Entercom Communications                                 2,079(b)      101,538
Gartner Cl B                                            3,454(b)       30,533
Harte-Hanks                                             3,799          69,826
Hispanic Broadcasting                                   4,541(b)      100,810
Lee Enterprises                                         1,848          62,943
Macrovision                                             2,018(b)       24,478
Media General Cl A                                        968          52,756
Price Communications                                    2,276(b)       29,929
Reader's Digest Assn                                    4,084          52,602
Scholastic                                              1,632(b)       58,130
Valassis Communications                                 2,194(b)       51,032
Washington Post Cl B                                      397         291,597
Westwood One                                            4,428(b)      165,209
Total                                                               1,426,289

Metals (0.5%)
AK Steel Holdings                                       4,502(b)       28,588
Carpenter Technology                                      932          10,168
GrafTech Intl                                           2,342(b)        9,017
Martin Marietta Materials                               2,037          59,480
Pittston Brink's Group                                  2,264          35,318
Total                                                                 142,571

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                                 Shares        Value(a)

Miscellaneous (0.1%)
Rollins                                                 1,245         $36,466

Multi-industry conglomerates (3.4%)
Career Education                                        1,921(b)       90,095
ChoicePoint                                             3,539(b)      127,405
DeVry                                                   2,918(b)       49,314
Diebold                                                 3,008         105,310
Education Management                                    1,472(b)       53,679
Federal Signal                                          1,990          32,298
Hubbell Cl B                                            2,468          77,865
Imation                                                 1,472(b)       52,609
Kelly Services Cl A                                     1,482          30,974
Korn/Ferry Intl                                         1,579(b)        9,474
Lancaster Colony                                        1,523          59,747
Manpower                                                3,202         111,046
MPS Group                                               4,280(b)       24,653
Pentair                                                 2,054          75,443
Ruddick                                                 1,942          24,974
Sylvan Learning Systems                                 1,683(b)       26,928
YORK Intl                                               1,646          39,109
Total                                                                 990,923

Paper & packaging (1.2%)
Bowater                                                 2,307          93,780
Glatfelter                                              1,820          22,750
Longview Fibre                                          2,131          14,171
Packaging Corp of America                               4,359(b)       73,100
Rayonier                                                1,157          49,034
Sonoco Products                                         4,032          84,591
Wausau-Mosinee Paper                                    2,150          21,285
Total                                                                 358,711

Real estate investment trust (1.4%)
AMB Property                                            3,450          95,393
Hospitality Properties Trust                            2,610          84,564
Liberty Property Trust                                  3,186          95,548
New Plan Excel Realty Trust                             4,044          75,582
United Dominion Realty Trust                            4,470          71,475
Total                                                                 422,562

Restaurants & lodging (2.1%)
Bob Evans Farms                                         1,471          33,362
Brinker Intl                                            4,064(b)      120,905
CBRL Group                                              2,076          66,224
Cheesecake Factory (The)                                2,114(b)       67,225
Extended Stay America                                   3,915(b)       46,001
Krispy Kreme Doughnuts                                  2,314(b)       70,369
Outback Steakhouse                                      3,163         103,272
Papa John's Intl                                          779(b)       19,654
Park Place Entertainment                               12,543(b)       94,700
Total                                                                 621,712

Retail (5.6%)
99 Cents Only Stores                                    2,925(b)       75,641
Abercrombie & Fitch                                     4,074(b)      113,420
American Eagle Outfitters                               2,995(b)       49,148
Barnes & Noble                                          2,815(b)       48,981
BJ's Wholesale Club                                     2,923(b)       45,014
Borders Group                                           3,315(b)       50,222
CDW Computer Centers                                    3,503(b)      154,447
Claire's Stores                                         2,036          47,683
Copart                                                  3,850(b)       39,578
Dollar Tree Stores                                      4,765(b)      104,644
Longs Drug Stores                                       1,600          34,128
Michaels Stores                                         2,800(b)       94,500
Neiman Marcus Group Cl A                                2,002(b)       56,597
Overture Services                                       2,438(b)       56,635
Payless ShoeSource                                        945(b)       45,218
Perrigo                                                 2,894(b)       36,378
PETsMART                                                5,753(b)       86,295
Pier 1 Imports                                          3,864          65,495
Ross Stores                                             3,246         126,626
Saks                                                    5,970(b)       52,894
Sotheby's Holdings Cl A                                 2,565(b)       21,418
Whole Foods Market                                      2,399(b)      121,917
Williams-Sonoma                                         4,840(b)      114,563
Total                                                               1,641,442

Textiles & apparel (0.6%)
Coach                                                   3,703(b)      118,311
Timberland Cl A                                         1,537(b)       47,570
Unifi                                                   2,247(b)       12,156
Total                                                                 178,037

Transportation (1.9%)
Airborne                                                2,020          31,088
ArvinMeritor                                            2,835          48,167
C.H. Robinson Worldwide                                 3,526          98,798
CNF                                                     2,056          61,926
EGL                                                     1,962(b)       25,683
Expeditors Intl of Washington                           4,344         133,838
GATX                                                    2,044          38,979

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                                 Shares        Value(a)

Transportation (cont.)
Hunt (JB) Transport Services                            1,638(b)      $45,258
Overseas Shipbuilding Group                             1,436          25,791
Swift Transportation                                    3,490(b)       55,840
Total                                                                 565,368

Utilities -- electric (5.3%)
Allete                                                  3,566          73,067
Alliant Energy                                          3,827          61,959
Aquila                                                  7,579          13,945
Black Hills                                             1,122          27,175
Cleco                                                   1,962          26,487
DPL                                                     5,279          75,490
DQE                                                     3,101          42,794
Energy East                                             6,041         119,128
Great Plains Energy                                     2,850          63,983
Hawaiian Electric Inds                                  1,528          63,015
Idacorp                                                 1,580          35,471
MDU Resources Group                                     2,991          80,249
Northeast Utilities                                     5,665          81,293
NSTAR                                                   2,213          92,946
OGE Energy                                              3,274          55,953
Peabody Energy                                          2,183          55,776
Pepco Holdings                                          6,829         128,043
PNM Resources                                           1,632          34,452
Puget Energy                                            3,868          76,586
SCANA                                                   4,622         141,894
Sierra Pacific Resources                                4,262          19,776
Westar Energy                                           2,983          33,290
Wisconsin Energy                                        4,823         116,958
WPS Resources                                           1,331          50,671
Total                                                               1,570,401

Utilities -- gas (1.8%)
AGL Resources                                           2,350          53,698
Equitable Resources                                     2,608          96,964
Natl Fuel Gas                                           3,345          68,840
ONEOK                                                   3,022          51,827
Questar                                                 3,419          94,023
Vectren                                                 2,829          59,268
Western Gas Resources                                   1,378          47,155
WGL Holdings                                            2,027          51,344
Total                                                                 523,119

Utilities -- telephone (0.5%)
BroadWing                                               9,134(b)       36,445
Telephone & Data Systems                                2,449         105,062
Total                                                                 141,507

Total common stocks
(Cost: $34,708,412)                                               $29,428,892

Total investments in securities
(Cost: $34,708,412)(d)                                            $29,428,892

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2003, the value of foreign securities represented 1.1% of net assets.

(d) At Jan. 31, 2003, the cost of securities for federal income tax purposes was $34,886,625 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 2,417,677
     Unrealized depreciation                                       (7,875,410)
                                                                   ----------
     Net unrealized depreciation                                  $(5,457,733)
                                                                  -----------

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28   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP Market Advantage Series, Inc.
                                                                                     AXP                     AXP
                                                                                   S&P 500                 Mid Cap
Jan. 31, 2003                                                                    Index Fund              Index Fund
Assets
Investments in securities, at value (Note 1)*
     (identified cost $412,235,701 and $34,708,412)                           $316,281,558              $29,428,892
Cash in bank on demand deposit                                                     148,733                  254,244
Capital shares receivable                                                          289,353                   64,180
Dividends and accrued interest receivable                                          391,876                   18,829
Receivable for investment securities sold                                          114,696                       --
                                                                               -----------               ----------
Total assets                                                                   317,226,216               29,766,145
                                                                               -----------               ----------
Liabilities
Capital shares payable                                                              97,338                   11,276
Payable for investment securities purchased                                             --                  301,595
Payable upon return of securities loaned (Note 6)                                  130,000                       --
Accrued investment management services fee                                           2,055                      206
Accrued distribution fee                                                               377                       99
Accrued transfer agency fee                                                            831                       85
Accrued administrative services fee                                                    685                       63
Other accrued expenses                                                             157,387                   36,329
                                                                                   -------                   ------
Total liabilities                                                                  388,673                  349,653
                                                                                   -------                  -------
Net assets applicable to outstanding capital stock                            $316,837,543              $29,416,492
                                                                              ============              ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                      $    953,762              $    63,298
Additional paid-in capital                                                     454,320,812               34,834,487
Undistributed net investment income                                                726,601                   16,422
Accumulated net realized gain (loss) (Note 8)                                  (42,888,407)                (218,195)
Unrealized appreciation (depreciation) on investments (Note 5)                 (96,275,225)              (5,279,520)
                                                            -                  -----------               ----------
Total -- representing net assets applicable to outstanding capital stock      $316,837,543              $29,416,492
                                                                              ============              ===========
Net assets applicable to outstanding shares:                Class D           $ 55,870,818              $14,742,127
                                                            Class E           $260,966,725              $14,674,365
Shares outstanding:                                         Class D shares      16,867,893                3,174,843
                                                            Class E shares      78,508,299                3,154,933
Net asset value per share of outstanding capital stock:     Class D           $       3.31              $      4.64
                                                            Class E           $       3.32              $      4.65
                                                                              ------------              -----------
* Including securities on loan, at value (Note 6)                             $     97,060              $        --
                                                                              ------------              -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Statements of operations
AXP Market Advantage Series, Inc.
                                                                                       AXP                     AXP
                                                                                     S&P 500                 Mid Cap
Year ended Jan. 31, 2003                                                           Index Fund              Index Fund
Investment income
Income:
Dividends                                                                          $ 4,287,505           $   310,895
Interest                                                                               130,276                   831
Fee income from securities lending -- net (Note 6)                                         457                    --
     Less foreign taxes withheld                                                        (9,903)                   --
                                                                                     ---------               -------
Total income                                                                         4,408,335               311,726
                                                                                     ---------               -------
Expenses (Note 2):
Investment management services fee                                                     632,281                74,700
Distribution fee -- Class D                                                            107,111                36,151
Transfer agency fee                                                                    453,838                26,395
Administrative services fees and expenses                                              213,950                21,602
Compensation of board members                                                           10,880                10,805
Custodian fees                                                                         113,557                70,764
Printing and postage                                                                    69,107                 6,164
Registration fees                                                                       17,888                20,642
Licensing fees                                                                          10,331                10,220
Audit fees                                                                              14,750                14,250
Other                                                                                    3,334                 1,608
                                                                                         -----                 -----
Total expenses                                                                       1,647,027               293,301
     Expenses waived/reimbursed by AEFC (Note 2)                                      (540,239)             (131,339)
                                                                                      --------              --------
                                                                                     1,106,788               161,962
     Earnings credits on cash balances (Note 2)                                         (1,071)                  (33)
                                                                                        ------                   ---
Total net expenses                                                                   1,105,717               161,929
                                                                                     ---------               -------
Investment income (loss) -- net                                                      3,302,618               149,797
                                                                                     ---------               -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                (21,364,796)               66,825
     Futures contracts                                                                (701,481)              (35,714)
                                                                                      --------               -------
Net realized gain (loss) on investments                                            (22,066,277)               31,111
Net change in unrealized appreciation (depreciation) on investments                (51,386,447)           (5,916,306)
                                                                                   -----------            ----------
Net gain (loss) on investments                                                     (73,452,724)           (5,885,195)
                                                                                   -----------            ----------
Net increase (decrease) in net assets resulting from operations                   $(70,150,106)          $(5,735,398)
                                                                                  ============           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Statements of changes in net assets
AXP Market Advantage Series, Inc.
                                                                AXP S&P 500 Index Fund           AXP Mid Cap Index Fund
Year ended Jan. 31,                                              2003             2002             2003              2002
Operations and distributions
Investment income (loss) -- net                             $  3,302,618     $  1,420,288      $   149,797     $   105,375
Net realized gain (loss) on investments                      (22,066,277)      (1,419,358)          31,111         498,339
Net change in unrealized appreciation
   (depreciation) on investments                             (51,386,447)     (21,888,911)      (5,916,306)     (1,161,338)
                                                             -----------      -----------       ----------      ----------
Net increase (decrease) in net assets resulting
   from operations                                           (70,150,106)     (21,887,981)      (5,735,398)       (557,624)
                                                             -----------      -----------       ----------        --------
Distributions to shareholders from:
   Net investment income
      Class D                                                   (498,620)         (137,354)        (53,892)        (38,024)
      Class E                                                 (2,576,320)         (862,774)        (87,920)        (64,488)
   Net realized gain
      Class D                                                         --          (296,859)       (279,898)       (418,561)
      Class E                                                         --        (1,262,697)       (276,238)       (429,935)
                                                             -----------      -----------       ----------        --------
Total distributions                                           (3,074,940)       (2,559,684)       (697,948)       (951,008)
                                                              ----------        ----------        --------        --------
Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                             28,335,172        28,117,787       7,214,236       6,040,252
   Class E shares                                            141,892,347       148,724,557       6,477,232       2,882,108
Fund merger (Note 9)
   Class D shares                                             19,596,991                --              --              --
   Class E shares                                             14,872,938                --              --              --
Reinvestment of distributions at net asset value
   Class D shares                                                461,207           434,213         260,815         308,421
   Class E shares                                              2,506,957         2,125,471         175,487         129,104
Payments for redemptions
   Class D shares                                            (18,110,532)       (6,757,278)     (2,383,856)     (1,411,389)
   Class E shares                                            (24,552,591)      (31,791,729)     (1,916,525)       (335,291)
                                                             -----------       -----------      ----------        --------
Increase (decrease) in net assets from
   share transactions                                        165,002,489       140,853,021       9,827,389       7,613,205
                                                             -----------       -----------       ---------       ---------
Total increase (decrease) in net assets                       91,777,443       116,405,356       3,394,043       6,104,573
Net assets at beginning of year                              225,060,100       108,654,744      26,022,449      19,917,876
                                                             -----------       -----------      ----------      ----------
Net assets at end of year                                   $316,837,543      $225,060,100     $29,416,492     $26,022,449
                                                            ============      ============     ===========     ===========
Undistributed net investment income                         $    726,601      $    513,950     $    16,422     $     8,686
                                                            ------------      ------------     -----------     -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Market Advantage Series, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The primary investments of each Fund are as follows:

AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

AXP Mid Cap Index Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400).

While each Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Funds offer Class D and Class E shares and are sold without a sales charge. Class E shares are only available to American Express brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
32   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

As part of its indexing strategies, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
33   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

The Funds may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Futures transactions

As part of its indexing strategies, the Funds may buy and sell futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Short sales

The Funds may engage in short sales. In these transactions, the Funds sell a security that it does not own. The Funds are obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Funds sold the security.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

--------------------------------------------------------------------------------
34   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

On the statements of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                             AXP          AXP
                                                           S&P 500      Mid Cap
                                                         Index Fund   Index Fund
Undistributed net investment income                   $   85,417        $(249)
Accumulated net realized gain (loss)                   5,557,181          269
                                                       ---------          ---
Additional paid-in capital reduction (increase)       $5,642,598        $  20
                                                      ----------        -----

The tax character of distributions paid for the years indicated is as follows:

                                                          2003          2002
AXP S&P 500 Index Fund

Class D
Distributions paid from:
      Ordinary income                                 $  498,620   $  234,044
      Long-term capital gain                                  --      200,169

Class E
Distributions paid from:
      Ordinary income                                  2,576,320    1,274,044
      Long-term capital gain                                  --      851,427

AXP Mid Cap Index Fund

Class D
Distributions paid from:
      Ordinary income                                 $  106,014  $    54,556
      Long-term capital gain                             227,776      402,029

Class E
Distributions paid from:
      Ordinary income                                    139,360       81,469
      Long-term capital gain                             224,798      412,954

As of Jan. 31, 2003, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                  Accumulated       Unrealized
                               Undistributed       long-term       appreciation
Fund                          ordinary income     gain (loss)     (depreciation)
AXP S&P 500 Index Fund          $722,324        $(36,704,648)     $(102,454,707)
AXP Mid Cap Index Fund            12,438             (35,998)        (5,457,733)

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
35   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                  Percentage range
AXP S&P 500 Index Fund                                 0.24% to 0.21%
AXP Mid Cap Index Fund                                 0.26% to 0.23%

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                  Percentage range
AXP S&P 500 Index Fund                                0.080% to 0.065%
AXP Mid Cap Index Fund                                0.080% to 0.065%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class D $19

o  Class E $19

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class D shares.

For the year ended Jan. 31, 2003, AEFC and AECSC waived certain fees and expenses to 0.63% for Class D and 0.38% for Class E for AXP S&P 500 Index Fund and 0.69% for Class D and 0.44% for Class E for AXP Mid Cap Index Fund. In addition, AEFC and AECSC have agreed to waive certain fees and expenses until Jan. 31, 2004. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E for AXP S&P 500 Index Fund and 0.70% for Class D and 0.45% for Class E for AXP Mid Cap Index Fund.

Shares held in the Funds for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Funds and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

--------------------------------------------------------------------------------
36   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

During the year ended Jan. 31, 2003, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                      Reduction
AXP S&P 500 Index Fund                                    $1,071
AXP Mid Cap Index Fund                                        33

The Funds also pay custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2003, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                               Purchases         Proceeds
AXP S&P 500 Index Fund                           $210,107,279*      $23,664,622
AXP Mid Cap Index Fund                             24,407,037        15,086,379

* Including $28,433,787 from AXP Nasdaq 100 Index Fund and $28,024,571 from AXP Total Stock Market Index Fund that were acquired in the fund merger as described in Note 9.

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                      AXP S&P 500 Index Fund
                                                     Year ended Jan. 31, 2003
                                                    Class D              Class E
Sold                                             7,386,029           37,627,768
Fund merger                                      5,505,838            4,149,202
Issued for reinvested distributions                134,856              730,891
Redeemed                                        (4,898,517)          (6,769,959)
                                                ----------           ----------
Net increase (decrease)                          8,128,206           35,737,902
                                                 ---------           ----------

                                                     Year ended Jan. 31, 2002
                                                    Class D              Class E
Sold                                             6,162,752           32,539,639
Issued for reinvested distributions                 98,238              480,876
Redeemed                                        (1,514,528)          (6,738,175)
                                                ----------           ----------
Net increase (decrease)                          4,746,462           26,282,340
                                                 ---------           ----------

                                                      AXP Mid Cap Index Fund
                                                     Year ended Jan. 31, 2003
                                                    Class D              Class E
Sold                                             1,331,384            1,192,139
Issued for reinvested distributions                 54,678               36,713
Redeemed                                          (458,134)            (361,543)
                                                  --------             --------
Net increase (decrease)                            927,928              867,309
                                                   -------              -------

                                                     Year ended Jan. 31, 2002
                                                    Class D              Class E
Sold                                             1,049,808              507,332
Issued for reinvested distributions                 54,204               22,650
Redeemed                                          (249,801)             (58,972)
                                                  --------              -------
Net increase (decrease)                            854,211              471,010
                                                   -------              -------

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37   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

5. STOCK INDEX FUTURES CONTRACTS

Investments in securities as of Jan. 31, 2003, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                            Open        Notional         Net
                             Market       purchase       market      unrealized
                              value        (sale)         value      gain (loss)
Fund                      of collateral   contracts    on futures    on futures
AXP S&P 500 Index Fund    $1,826,227        162        $6,923,070    $(321,082)

See "Summary of significant accounting policies."

6. LENDING OF SECURITIES

At Jan. 31, 2003, securities valued at $97,060 were on loan to brokers for AXP S&P 500 Index Fund. For collateral, the Fund received $130,000 in cash. Income from securities lending amounted to $457 for the year ended Jan. 31, 2003. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. BANK BORROWINGS

Each Fund has a revolving credit agreement with Deutsche Bank, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50%, or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. Neither Fund had borrowings outstanding during the year ended Jan. 31, 2003.

--------------------------------------------------------------------------------
38   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs are as follows as of Jan. 31, 2003:

Fund                                            Carry-over      Expiration date
AXP S&P 500 Index Fund                         $36,704,648          2009-2012
AXP Mid Cap Index Fund                              35,998            2012

The carry-over for AXP S&P 500 Index Fund includes $7,803,814 acquired in connection with the AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund merger (Note 9). In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital losses as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

9. FUND MERGER

At the close of business on Dec. 6, 2002, AXP S&P 500 Index Fund acquired the assets and assumed the identified liabilities of AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund.

The aggregate net assets of AXP S&P 500 Index Fund immediately before the acquisition were $284,401,828.

The merger was accomplished by a tax-free exchange of the following:

AXP Nasdaq 100 Index Fund                           Shares             Value
Class D                                          4,365,912         $9,306,406
Class E                                          2,280,863          4,888,317

AXP Total Stock Market Index Fund                   Shares             Value
Class D                                          2,799,290        $10,290,585
Class E                                          2,717,465          9,984,621

In exchange for the AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund shares and net assets, AXP S&P 500 Index Fund issued the following number of shares:

                                                                      Shares
Class D                                                             5,505,838
Class E                                                             4,149,202

AXP Nasdaq 100 Index Fund's and AXP Total Stock Market Index Fund's net assets at that date were as follows, which include the following amounts of capital stock, unrealized depreciation and accumulated net realized loss.

                                       Total net                        Unrealized        Accumulated net   Undistributed net
                                        assets        Capital stock    depreciation        realized loss    investment income
AXP Nasdaq 100 Index Fund             $14,194,723     $50,724,211      $(14,759,544)       $(21,659,795)       $(110,149)
AXP Total Stock Market Index Fund      20,275,206      31,126,564        (7,732,319)         (3,128,744)           9,705

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39   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP S&P 500 Index Fund
Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                  2003       2002       2001    2000(b)
Net asset value, beginning of period                                        $ 4.36      $5.30      $5.42   $5.07
Income from investment operations:
Net investment income (loss)                                                   .03        .02        .02     .01
Net gains (losses) (both realized and unrealized)                            (1.05)      (.91)      (.12)    .35
Total from investment operations                                             (1.02)      (.89)      (.10)    .36
Less distributions:
Dividends from net investment income                                          (.03)      (.02)      (.01)   (.01)
Distributions from realized gains                                               --       (.03)      (.01)     --
Total distributions                                                           (.03)      (.05)      (.02)   (.01)
Net asset value, end of period                                              $ 3.31      $4.36      $5.30   $5.42

Ratios/supplemental data
Net assets, end of period (in millions)                                        $56        $38        $21      $7
Ratio of expenses to average daily net assets(c,d)                            .63%       .64%       .62%    .64%(f)
Ratio of net investment income (loss) to average daily net assets            1.03%       .74%       .65%    .52%(f)
Portfolio turnover rate (excluding short-term securities)                       9%        27%        82%     37%
Total return                                                               (23.43%)   (16.74%)    (1.73%   7.72%(g)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
40   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP S&P 500 Index Fund
Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                  2003       2002       2001    2000(b)
Net asset value, beginning of period                                        $ 4.37      $5.31      $5.42   $5.07
Income from investment operations:
Net investment income (loss)                                                   .04        .03        .03     .01
Net gains (losses) (both realized and unrealized)                            (1.05)      (.91)      (.11)    .35
Total from investment operations                                             (1.01)      (.88)      (.08)    .36
Less distributions:
Dividends from net investment income                                          (.04)      (.03)      (.02)   (.01)
Distributions from realized gains                                               --       (.03)      (.01)     --
Total distributions                                                           (.04)      (.06)      (.03)   (.01)
Net asset value, end of period                                              $ 3.32      $4.37      $5.31   $5.42

Ratios/supplemental data
Net assets, end of period (in millions)                                       $261       $187        $87      $9
Ratio of expenses to average daily net assets(c,e)                            .38%       .39%       .35%    .39%(f)
Ratio of net investment income (loss) to average daily net assets            1.30%       .98%      1.05%    .83%(f)
Portfolio turnover rate (excluding short-term securities)                       9%        27%        82%     37%
Total return                                                               (23.24%)   (16.55%)    (1.35%)  7.75%(g)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.84%, 0.97%, 1.18% and 4.00% for the periods ended Jan. 31, 2003, 2002, 2001 and 2000, respectively.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.59%, 0.72%, 0.73% and 3.70% for the periods ended Jan. 31, 2003, 2002, 2001 and 2000, respectively.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
41   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP Mid Cap Index Fund
Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                  2003       2002       2001    2000(b)
Net asset value, beginning of period                                        $ 5.73      $6.20      $5.71   $5.07
Income from investment operations:
Net investment income (loss)                                                   .02        .02        .03     .01
Net gains (losses) (both realized and unrealized)                            (1.00)      (.27)      1.20     .64
Total from investment operations                                              (.98)      (.25)      1.23     .65
Less distributions:
Dividends from net investment income                                          (.02)      (.02)      (.03)   (.01)
Distributions from realized gains                                             (.09)      (.20)      (.71)     --
Total distributions                                                           (.11)      (.22)      (.74)   (.01)
Net asset value, end of period                                              $ 4.64      $5.73      $6.20   $5.71

Ratios/supplemental data
Net assets, end of period (in millions)                                        $15        $13         $9      $4
Ratio of expenses to average daily net assets(c,d)                            .69%       .70%       .66%    .69%(f)
Ratio of net investment income (loss) to average daily net assets             .40%       .35%       .42%    .59%(f)
Portfolio turnover rate (excluding short-term securities)                      53%        58%       109%     16%
Total return                                                               (17.20%)    (4.04%)    22.62%  12.87%(g)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
42   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP Mid Cap Index Fund
Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                  2003       2002       2001    2000(b)
Net asset value, beginning of period                                        $ 5.74      $6.21      $5.71   $5.07
Income from investment operations:
Net investment income (loss)                                                   .03        .03        .04     .02
Net gains (losses) (both realized and unrealized)                            (1.00)      (.27)      1.21     .64
Total from investment operations                                              (.97)      (.24)      1.25     .66
Less distributions:
Dividends from net investment income                                          (.03)      (.03)      (.04)   (.02)
Distributions from realized gains                                             (.09)      (.20)      (.71)     --
Total distributions                                                           (.12)      (.23)      (.75)   (.02)
Net asset value, end of period                                              $ 4.65      $5.74      $6.21   $5.71

Ratios/supplemental data
Net assets, end of period (in millions)                                        $15        $13        $11      $8
Ratio of expenses to average daily net assetsc,e                              .44%       .45%       .42%    .45%(f)
Ratio of net investment income (loss) to average daily net assets             .65%       .61%       .67%    .83%(f)
Portfolio turnover rate (excluding short-term securities)                      53%        58%       109%     16%
Total return                                                               (16.98%)    (3.84%)    23.06%  12.92%(g)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 1.15%, 1.20%, 1.32% and 2.22% for the periods ended Jan. 31, 2003, 2002, 2001 and 2000, respectively.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.90%, 0.95%, 1.08% and 1.96% for the periods ended Jan. 31, 2003, 2002, 2001 and 2000, respectively.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

--------------------------------------------------------------------------------
43   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP S&P 500 Index Fund and AXP Mid Cap Index Fund (funds within AXP Market Advantage Series, Inc.) as of January 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2003, and the financial highlights for the three-year period ended January 31, 2003 and for the period from October 25, 1999 (when shares became publicly available) to January 31, 2000. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP S&P 500 Index Fund and AXP Mid Cap Index Fund as of January 31, 2003, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

March 14, 2003

--------------------------------------------------------------------------------
44   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP S&P 500 Index Fund
Fiscal year ended Jan. 31, 2003

Class D

Income distribution taxable as dividend income, 96.19% qualifying for deduction by corporations.

Payable date                                                        Per share
Dec. 19, 2002                                                        $0.02962

Class E

Income distribution taxable as dividend income, 96.19% qualifying for deduction by corporations.

Payable date                                                        Per share
Dec. 19, 2002                                                        $0.03558

--------------------------------------------------------------------------------
45   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

AXP Mid Cap Index Fund
Fiscal year ended Jan. 31, 2003

Class D

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                        Per share
Dec. 19, 2002                                                        $0.03413

Capital gain distribution taxable as long-term capital gain.

Payable date                                                        Per share
Dec. 19, 2002                                                        $0.07333
Total distributions                                                  $0.10746

The distribution of $0.10746 per share, payable Dec. 19, 2002, consisted of $0.01735 from net investment income, $0.01678 from net short-term capital gains (a total of $0.03413 taxable as dividend income) and $0.07333 from net long-term capital gains.

Class E

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                        Per share
Dec. 19, 2002                                                        $0.04546

Capital gain distribution taxable as long-term capital gain.

Payable date                                                        Per share
Dec. 19, 2002                                                        $0.07333
Total distributions                                                  $0.11879

The distribution of $0.11879 per share, payable Dec. 19, 2002, consisted of $0.02868 from net investment income, $0.01678 from net short-term capital gains (a total of $0.04546 taxable as dividend income) and $0.07333 from net long-capital gains.

--------------------------------------------------------------------------------
46   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 77 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age             Position held      Principal occupation during past    Other directorships
                               with Fund and      five years
                               length of service
------------------------------ ------------------ ----------------------------------- --------------------------------------
Arne H. Carlson                Board member       Chair, Board Services Corporation
901 S. Marquette Ave.          since 1999         (provides administrative services
Minneapolis, MN 55402                             to boards). Former Governor  of
Born in 1934                                      Minnesota
------------------------------ ------------------ ----------------------------------- --------------------------------------
Philip J. Carroll, Jr.         Board member       Retired Chairman and CEO,  Fluor    Scottish Power PLC, Vulcan Materials
901 S. Marquette Ave.          since 2002         Corporation (engineering and        Company, Inc. (construction
Minneapolis, MN 55402                             construction) since 1998            materials/chemicals)
Born in 1937
------------------------------ ------------------ ----------------------------------- --------------------------------------
Livio D. DeSimone              Board member       Retired Chair of the Board and      Cargill, Incorporated (commodity
30 Seventh Street East         since 2001         Chief Executive Officer,            merchants and processors), General
Suite 3050                                        Minnesota Mining and                Mills, Inc. (consumer foods), Vulcan
St. Paul, MN 55101-4901                           Manufacturing (3M)                  Materials Company (construction
Born in 1936                                                                          materials/ chemicals), Milliken &
                                                                                      Company (textiles and chemicals),
                                                                                      and Nexia Biotechnologies, Inc.
------------------------------ ------------------ ----------------------------------- --------------------------------------
Heinz F. Hutter*               Board member       Retired President and Chief
P.O. Box 2187                  since 1994         Operating Officer, Cargill,
Minneapolis, MN 55402                             Incorporated (commodity merchants
Born in 1929                                      and processors)
------------------------------ ------------------ ----------------------------------- --------------------------------------
Anne P. Jones                  Board member       Attorney and Consultant             Motorola, Inc. (electronics)
5716 Bent Branch Rd.           since 1985
Bethesda, MD 20816
Born in 1935
------------------------------ ------------------ ----------------------------------- --------------------------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of one of the fund's subadvisers, American Century Investment Management, Inc.

--------------------------------------------------------------------------------
47   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age             Position held      Principal occupation during past    Other directorships
                               with Fund and      five years
                               length of service
------------------------------ ------------------ ----------------------------------- --------------------------------------
Stephen R. Lewis, Jr.**        Board member       Retired President and Professor     Valmont Industries, Inc.
222 South 9th Street #440      since 2002         of Economics, Carleton College      (manufactures irrigation systems)
Minneapolis, MN 55402
Born in 1939
------------------------------ ------------------ ----------------------------------- --------------------------------------
Alan G. Quasha                 Board member       President, Quadrant Management,     Compagnie Financiere Richemont AG
720 Fifth Avenue               since 2002         Inc. (management of private         (luxury goods)
New York, NY 10019                                equities)
Born in 1949
------------------------------ ------------------ ----------------------------------- --------------------------------------
Alan K. Simpson                Board member       Former three-term United States     Biogen, Inc. (biopharmaceuticals)
1201 Sunshine Ave.             since 1997         Senator for Wyoming
Cody, WY 82414
Born in 1931
------------------------------ ------------------ ----------------------------------- --------------------------------------
Alison Taunton-Rigby           Board member       President, Forester Biotech since   Synaptic Pharmaceuticals Corporation
901 S. Marquette Ave.          since 2002         2000. Former President and CEO,
Minneapolis, MN 55402                             Aquila Biopharmaceuticals, Inc.
Born in 1944
------------------------------ ------------------ ----------------------------------- --------------------------------------

Board Members Affiliated with AEFC***

Name, address, age             Position held      Principal occupation during past    Other directorships
                               with Fund and      five years
                               length of service
------------------------------ ------------------ ----------------------------------- --------------------------------------
Barbara H. Fraser              Board member       Executive Vice President -  AEFA
1546 AXP Financial Center      since 2002         Products and Corporate Marketing
Minneapolis, MN 55474                             of AEFC since 2002. President -
Born in 1949                                      Travelers Check Group, American
                                                  Express Company,  2001-2002.
                                                  Management Consultant, Reuters,
                                                  2000-2001. Managing Director -
                                                  International Investments,
                                                  Citibank Global,  1999-2000.
                                                  Chairman and CEO, Citicorp
                                                  Investment Services and Citigroup
                                                  Insurance Group, U.S., 1998-1999
------------------------------ ------------------ ----------------------------------- --------------------------------------
Stephen W. Roszell             Board member       Senior Vice President -
50238 AXP Financial Center     since 2002, Vice   Institutional Group of AEFC
Minneapolis, MN 55474          President  since
Born in 1949                   2002
------------------------------ ------------------ ----------------------------------- --------------------------------------

 ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

*** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
48   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Board Members Affiliated with AEFC*** (continued)

Name, address, age             Position held      Principal occupation during past    Other directorships
                               with Fund and      five years
                               length of service
------------------------------ ------------------ ----------------------------------- -------------------------------
William F. Truscott            Board member       Senior Vice President - Chief
53600 AXP Financial Center     since 2001,        Investment Officer of AEFC since
Minneapolis, MN 55474          Vice President     2001. Former Chief Investment
Born in 1960                   since 2002         Officer and Managing Director,
                                                  Zurich Scudder Investments
------------------------------ ------------------ ----------------------------------- -------------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age             Position held      Principal occupation during past    Other directorships
                               with Fund and      five years
                               length of service
------------------------------ ------------------ ----------------------------------- -------------------------------
Jeffrey P. Fox                 Treasurer since    Vice President - Investment
50005 AXP Financial Center     2002               Accounting, AEFC, since 2002;
Minneapolis, MN 55474                             Vice President - Finance,
Born in 1955                                      American Express Company,
                                                  2000-2002;  Vice President -
                                                  Corporate Controller, AEFC,
                                                  1996-2000
------------------------------ ------------------ ----------------------------------- -------------------------------
Paula R. Meyer                 President since    Senior Vice President and General
596 AXP Financial Center       2002               Manager - Mutual Funds, AEFC,
Minneapolis, MN 55474                             since 2002; Vice President and
Born in 1954                                      Managing Director - American
                                                  Express Funds, AEFC, 2000-2002;
                                                  Vice President, AEFC,  1998-2000
------------------------------ ------------------ ----------------------------------- -------------------------------
Leslie L. Ogg                  Vice President,    President of Board Services
901 S. Marquette Ave.          General Counsel,   Corporation
Minneapolis, MN 55402          and Secretary
Born in 1938                   since 1978
------------------------------ ------------------ ----------------------------------- -------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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49   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Results of Meeting of Shareholders

AXP S&P 500 Index fund

REGULAR MEETING OF SHAREHOLDERS HELD ON NOVEMBER 13, 2002

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below.

Proposal 1

To elect the thirteen nominees specified below as Board members*.

                       Shares Voted "For"   Shares Withholding Authority to Vote
Arne H. Carlson         380,527,750.238               17,044,281.930
Philip J. Carroll, Jr.  381,510,645.805               16,061,386.363
Livio D. DeSimone       381,352,080.548               16,219,951.620
Barbara H. Fraser       381,629,681.108               15,942,351.060
Ira D. Hall             381,457,583.341               16,114,448.827
Heinz F. Hutter         380,533,140.232               17,038,891.936
Anne P. Jones           381,280,873.797               16,291,158.371
Stephen R. Lewis, Jr.   382,102,180.859               15,469,851.309
Alan G. Quasha          381,717,799.114               15,854,233.054
Stephen W. Roszell      381,762,910.958               15,809,121.210
Alan K. Simpson         380,084,966.077               17,487,066.091
Alison Taunton-Rigby    381,828,146.653               15,743,885.515
William F. Truscott     381,873,328.315               15,698,703.853

--------------------------------------------------------------------------------
50   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Proposal 2

To Amend the Articles of Incorporation/Declaration of Trust*:

2(a). To allow one vote/dollar instead of one vote/share.

 Shares Voted "For"  Shares Voted "Against"   Abstentions  Broker Non-Votes
   326,724,519.482       35,813,052.223     10,960,337.463  24,074,123.000

Proposal 3

To approve a policy authorizing American Express Financial Corporation, subject to Board approval, to retain and replace subadvisers, or to modify subadvisory agreements, without shareholder approval.

 Shares Voted "For"  Shares Voted "Against"   Abstentions  Broker Non-Votes
   35,397,473.792         2,773,146.967       552,116.755   10,017,915.000

* Denotes Registrant-wide proposals and voting results.

--------------------------------------------------------------------------------
51   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Results of Meeting of Shareholders

AXP Mid Cap Index Fund

REGULAR MEETING OF SHAREHOLDERS HELD ON NOVEMBER 13, 2002

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below.

Proposal 1

To elect the thirteen nominees specified below as Board members*.

                       Shares Voted "For"   Shares Withholding Authority to Vote
Arne H. Carlson         380,527,750.238               17,044,281.930
Philip J. Carroll, Jr.  381,510,645.805               16,061,386.363
Livio D. DeSimone       381,352,080.548               16,219,951.620
Barbara H. Fraser       381,629,681.108               15,942,351.060
Ira D. Hall             381,457,583.341               16,114,448.827
Heinz F. Hutter         380,533,140.232               17,038,891.936
Anne P. Jones           381,280,873.797               16,291,158.371
Stephen R. Lewis, Jr.   382,102,180.859               15,469,851.309
Alan G. Quasha          381,717,799.114               15,854,233.054
Stephen W. Roszell      381,762,910.958               15,809,121.210
Alan K. Simpson         380,084,966.077               17,487,066.091
Alison Taunton-Rigby    381,828,146.653               15,743,885.515
William F. Truscott     381,873,328.315               15,698,703.853

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52   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Proposal 2

To Amend the Articles of Incorporation/Declaration of Trust*:

2(a). To allow one vote/dollar instead of one vote/share.

 Shares Voted "For"  Shares Voted "Against"   Abstentions  Broker Non-Votes
   326,724,519.482       35,813,052.223     10,960,337.463  24,074,123.000

Proposal 3

To approve a policy authorizing American Express Financial Corporation, subject to Board approval, to retain and replace subadvisers, or to modify subadvisory agreements, without shareholder approval.

 Shares Voted "For"  Shares Voted "Against"   Abstentions  Broker Non-Votes
    2,809,430.850          220,566.030        169,806.957        0.000

* Denotes Registrant-wide proposals and voting results.

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53   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

Contact Information and Services

Internet

Receive 24-hour access to your account information at www.americanexpress.com.

Client Service

Receive fund performance, fund prices, account values, recent account transactions, and make account inquiries by calling American Express Financial Advisors at (800) 862-7919 or TTY: (800) 846-4852.

Telephone Transaction Service

For sales and exchange, dividend payments, or reinvestments and automatic payment arrangement contact American Express Financial Advisors at (888) 723-8476.

Find an American Express Financial Advisor

If you are an existing American Express Financial Advisors client who has recently moved and would like to speak with a new advisor, please call your local Client Service Coordinator at (800) 803-6284.

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American Express(R) Funds provide investment opportunities for shareholders, all in one place.

We've been managing mutual funds for over 60 years. Today, our family of funds includes 58 publicly offered funds in all style categories: growth, blend, value, and income. Our broad selection of funds allows you to build a portfolio diversified across various asset classes.

Growth Funds

Typically, growth investing seeks to invest in companies with the greatest earnings growth potential.

Blend Funds

Blend is often regarded as an investment style that incorporates both growth and value considerations in the stock selection process.

Value Funds

A value investment approach generally seeks to invest in undervalued stocks that are temporarily out of favor.

Income/Tax-Exempt Income Funds

Involves investing primarily in fixed income securities with the goal of maximizing income and often, but not always, capital appreciation.

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54   --   AXP INDEX FUNDS   --   2003 ANNUAL REPORT

American Express(R) Funds

For more complete information about our funds, including fees and expenses, please call (800) 862-7919 for prospectuses. Read them carefully before you invest.

Growth Funds
AXP(R) Emerging Markets Fund
AXP Equity Select Fund
AXP Focused Growth Fund
AXP Global Growth Fund
AXP Growth Fund
AXP Growth Dimensions Fund
AXP New Dimensions Fund(R)
AXP Partners International Aggressive Growth Fund
AXP Partners Small Cap Growth Fund
AXP Strategy Aggressive Fund

Blend Funds
AXP Blue Chip Advantage Fund
AXP Discovery Fund*
AXP European Equity Fund
AXP Global Balanced Fund
AXP International Fund
AXP Large Cap Equity Fund
AXP Managed Allocation Fund
AXP Mid Cap Index Fund
AXP Partners International Core Fund
AXP Partners International Small Cap Fund
AXP Partners Small Cap Core Fund
AXP Research Opportunities Fund
AXP S&P 500 Index Fund
AXP Small Cap Advantage Fund
AXP Small Company Index Fund
AXP Stock Fund

Value Funds
AXP Diversified Equity Income Fund
AXP Equity Value Fund
AXP Large Cap Value Fund
AXP Mid Cap Value Fund
AXP Mutual
AXP Partners Fundamental Value Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund
AXP Progressive Fund*

Income/Tax-Exempt Income Funds
AXP Bond Fund
AXP Cash Management Fund**
AXP Extra Income Fund
AXP Federal Income Fund
AXP Global Bond Fund
AXP High Yield Tax-Exempt Fund
AXP Insured Tax-Exempt Fund
AXP Intermediate Tax-Exempt Fund
AXP Selective Fund
AXP State Tax-Exempt Funds
AXP Tax-Exempt Bond Fund
AXP Tax-Free Money Fund**
AXP U.S. Government Mortgage Fund

Sector Funds
AXP Global Technology Fund
AXP Precious Metals Fund
AXP Utilities Fund

These funds are also listed in the categories above.

AXP(R) Partners Funds
AXP Partners Fundamental Value Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Core Fund
AXP Partners Small Cap Growth Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund

International Funds
AXP Emerging Markets Fund
AXP European Equity Fund
AXP Global Balanced Fund
AXP Global Bond Fund
AXP Global Growth Fund
AXP International Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund

 *   Closed to new investors.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                                          (4/03)

AXP Index Funds
70100 AXP Financial Center
Minneapolis, MN 55474
americanexpress.com

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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This report must be accompanied or preceded by the Fund's current prospectus.
Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


                                                                 S-6434 G (4/03)